As filed with the Securities and Exchange Commission on February 5, 2019

1933 Act Registration No. 333-228583

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒	Pre-Effective	☐	Post-Effective
	Amendment No. 2		Amendment No.

VIRTUS EQUITY TRUST

(Virtus SGA Global Growth Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

AMERICAN BEACON FUNDS

American Beacon SGA Global Growth Fund

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

February__, 2019

Dear Shareholder:

A special meeting of shareholders (the “Meeting”) of American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds (the “Selling Trust”), a Massachusetts business trust, has been scheduled for 2:00 p.m. Central Time, on April 23, 2019, at the offices of the Selling Trust at 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039.

The purpose of the Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which AB SGA Fund will reorganize (the “Reorganization”) into Virtus SGA Global Growth Fund (“Virtus SGA Fund”), a newly organized corresponding series of Virtus Equity Trust.

On July, 1, 2018, Virtus Investment Partners, Inc. (“Virtus”) acquired the interest in Sustainable Growth Advisers, L.P. (“SGA”), the Subadviser to the AB SGA Fund, that was previously held by Estancia Capital Partners, L.P., an affiliate of American Beacon Advisors, Inc. (“American Beacon”) (the “Transaction”), whereby Virtus became the majority owner of SGA. Following the Transaction, the investment professionals of SGA continue to be employees of SGA and continue to manage investments of the successor fund. The proposed Reorganization is part of the larger plan to integrate the advisory businesses of SGA and Virtus in connection with the Transaction. The Reorganization is expected to close on or about May 3, 2019, subject to approval by AB SGA Fund shareholders and receipt of any necessary regulatory approvals.

If shareholders of AB SGA Fund approve the Plan described in the accompanying materials and the other closing conditions are met, they will become shareholders of the corresponding Virtus SGA Fund. American Beacon serves as the investment adviser for AB SGA Fund, while Virtus Investment Advisers, Inc., an affiliate of Virtus, will serve as investment adviser for Virtus SGA Fund. AB SGA Fund’s current subadviser will be the subadviser to Virtus SGA Fund. The investment objective of Virtus SGA Fund will be identical to that of AB SGA Fund. AB SGA Fund’s current portfolio managers are expected to manage Virtus SGA Fund after the Reorganization. No material change in the day-to-day portfolio management of AB SGA Fund is expected as a result of the Reorganization.

The Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes. Accordingly, it is expected that AB SGA Fund and its shareholders will not recognize gain or loss for federal income tax purposes as a direct result of the Reorganization, as described in more detail in the attached prospectus/proxy statement (“Prospectus/Proxy Statement”).

No sales charges (including contingent deferred sales charges) will be imposed on AB SGA Fund shareholders as a result of the Reorganization. It is expected that, following the proposed Reorganization, the net total operating expenses associated with investing in Virtus SGA Fund will be the same as or lower than the net expenses associated with investing in AB SGA Fund as of a date immediately prior to the Reorganization, on an annualized basis, for a two-year period from the date of the Reorganization, as described in detail in the Prospectus/Proxy Statement. Virtus SGA Fund may experience higher net total operating expenses after that date unless the expense limitation agreement that will be in place during the two-year period is continued.

The Board of Trustees of American Beacon Funds (the “Board”) believes that the Reorganization is in the best interests of AB SGA Fund and unanimously recommends that the shareholders of AB SGA Fund vote in favor of the Reorganization.

Detailed information about the proposed Reorganization, including the reasons for the approval by the Board of the Plan, is contained in the Prospectus/Proxy Statement.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

Internet:	Instructions for voting online at www.proxy-direct.com/SGA-30239 can be found on the enclosed proxy card; and

Phone:	Cast your vote by automated touchtone phone at 800-337-3503 or with a proxy voting representative by calling 866-456-7938. Further details can be found on the enclosed proxy card.

If you have any questions regarding the Reorganization or the proxy card, or need assistance voting your shares, please contact Computershare, Inc., the Selling Trust’s proxy solicitor, toll-free at 866-456-7938 or the American Beacon Funds toll-free at 800-658-5811, option 1.

It is very important that you vote and that your voting instructions be received no later than 11:59 p.m. Eastern Time on April 22, 2019, whether or not you plan to attend the Meeting in person. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

Thank you for taking the time to consider these important proposals and for your continuing investment in American Beacon Funds. If you have any questions regarding the proposal to be voted on, please do not hesitate to call our proxy solicitor, Computershare, Inc., toll-free at 1-866-456-7938.

Sincerely,

Gene L. Needles, Jr.
President
American Beacon Funds

Q & A FOR SHAREHOLDERS

While we recommend that you read the enclosed Prospectus/Proxy Statement, the following questions and answers provide a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q.	What issue am I being asked to vote on at the upcoming meeting on April 23, 2019 (the “Meeting”)?

A.	Shareholders of American Beacon SGA Global Growth Fund (“AB SGA Fund”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of AB SGA Fund, a series of American Beacon Funds (the “Selling Trust”), into Virtus SGA Global Growth Fund (“Virtus SGA Fund”), a newly-organized series of Virtus Equity Trust (the “Reorganization”). ABA SGA Fund and Virtus SGA Fund are sometimes referred to individually as a “Fund” and together as the “Funds.”

The Plan requires approval by shareholders of AB SGA Fund and, if the Plan is approved, the Reorganization is expected to close on or about May 3, 2019, or such other date as the parties to the Plan may agree.

The attached prospectus/proxy statement (“Prospectus/Proxy Statement”) is a proxy statement for AB SGA Fund and a prospectus for Virtus SGA Fund. The purposes of the Prospectus/Proxy Statement are to: (1) solicit votes from shareholders of AB SGA Fund to approve the Plan, the form of which is attached to the Prospectus/Proxy Statement as Exhibit A, and (2) provide information regarding Virtus SGA Fund. The Prospectus/Proxy Statement contains information that shareholders of AB SGA Fund should know before voting on the Plan. The Prospectus/Proxy Statement should be retained for future reference.

Q.	Why did the Board of Trustees of the Selling Trust approve the Reorganization?

A.	On July, 1, 2018, Virtus Investment Partners, Inc. (“Virtus”) acquired the interest in Sustainable Growth Advisers, L.P. (“SGA” or the “Subadviser”), the Subadviser to the AB SGA Fund, that was previously held by an affiliate of American Beacon Advisors, Inc. (“American Beacon”), the investment adviser to AB SGA Fund, whereby Virtus became the majority owner of SGA. By approving the Reorganization, shareholders of AB SGA Fund will have the opportunity to continue their investment in a newly-organized fund whose investments will continue to be managed by SGA and that will have the identical investment objective and identical principal investment strategies to those of AB SGA Fund through a tax-free reorganization of AB SGA Fund into Virtus SGA Fund. Virtus SGA Fund is expected to have the same portfolio managers who are currently responsible for the day-to-day management of AB SGA Fund.

In addition, shareholders of AB SGA Fund would gain access to the Virtus family of mutual funds, and the operational efficiencies associated with the integration of the advisory businesses of SGA and Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus that offers a broad range of equity, fixed-income, alternative and other investment options.

Please refer to “Summary—Reorganization—Why is the Reorganization being proposed?” and “Information About the Reorganization—Board Considerations” in the Prospectus/Proxy Statement for additional information regarding the reasons for the Reorganization.

Q.	What will happen to my existing shares?

A.	Your shares of AB SGA Fund will be exchanged for shares of Virtus SGA Fund. Therefore, if you own A Class, C Class, or Investor Class shares of AB SGA Fund, you will own Class A, Class C, or Class I shares, respectively, of Virtus SGA Fund, and if you own Y Class or Institutional Class shares of AB SGA Fund, you will own Class R6 shares of Virtus SGA Fund following the Reorganization, as set forth below:

AB SGA Fund		Virtus SGA Fund

A Class shares	à	Class A shares
C Class shares	à	Class C shares
Investor Class shares	à	Class I shares
Y Class shares	à	Class R6 shares
Institutional Class shares	à	Class R6 shares

You will not pay any sales charges in connection with the Reorganization. The shares of Virtus SGA Fund that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of AB SGA Fund immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.	Will Fund fees and expenses increase as a result of the Reorganization?

A.

It is anticipated that the total annual operating expense ratios for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be higher than the total annual operating expense ratios for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, and that the total annual operating expense ratio for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the total annual operating expense ratios for AB SGA Fund’s Investor Class and Y Class shares, respectively, following the Reorganization.  Virtus SGA Fund’s (Pro Forma) estimated gross annual operating expenses for the six-month period ended July 31, 2018 would have been 1.53%, 2.28%, 1.28% and 1.16% for Class A, Class C, Class I, and Class R6 shares, respectively.  AB SGA Fund’s gross annual operating expenses for the six-month period ended July 31, 2018 were 1.46%, 2.19%, 1.38%, 1.23% and 1.15% for A Class, C Class, Investor Class, Y Class, and Institutional Class shares, respectively.

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It is also anticipated that the net expense ratios (after expense waivers) for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be the same as the net expense ratios (after expense waivers) for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, and that the net expense ratios (after expense waivers) for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the net expense ratios (after expense waivers) for AB SGA Fund’s Investor Class and Y Class shares, respectively, following the Reorganization. American Beacon contractually agreed to limit total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associate with securities sold short, litigation, and other extraordinary expenses) of AB SGA Fund so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.36%, 1.08% and 0.98% for A Class, C Class, Investor Class, Y Class, and Institutional Class shares, respectively, through May 31, 2019, and VIA has contractually agreed to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) to 1.38%, 2.13%, 1.13% and 0.98% for Class A, Class C, Class I and Class R6 shares, respectively, for Virtus SGA Fund through May 31, 2021.

The section of the Prospectus/Proxy Statement entitled “Summary—How do the Funds’ fees and expenses compare?” compares the fees and expenses of the Funds in detail and the section entitled “Summary—Who will be the Adviser and Subadviser of my Fund after the Reorganization? Who will manage my Fund after the Reorganization?—Advisory Fees” provides additional information regarding the expense limitation agreement.

Q.	Are there differences between the investment objectives and investment strategies of AB SGA Fund and Virtus SGA Fund?

A.	Virtus SGA Fund and AB SGA Fund have the same investment objective and identical principal investment strategies. Each Fund’s investment objective is long-term capital appreciation. Each Fund invests in securities of issuers located throughout the world, including the United States, and primarily in equity securities, with at least 40% of the Fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S.

The section of the Prospectus/Proxy Statement entitled “Information about the Reorganization—Investment Objectives and Principal Investment Strategies” describes the investment objective and principal investment strategies of each Fund.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about May 3, 2019.

iii

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. Before or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization.

The section of the Prospectus/Proxy Statement entitled “Information About the Reorganization—Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganization.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of AB SGA Fund do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of the Selling Trust will consider other possible courses of action in the best interests of AB SGA Fund and its shareholders.

Q.	How does the Board of Trustees of the Selling Trust recommend that I vote?

A.	The Board of Trustees of the Selling Trust unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the expenses incurred in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by VIA or one of its affiliates. No portion of these expenses will be borne directly or indirectly by AB SGA Fund, Virtus SGA Fund or their shareholders.

Q.	How do I vote my shares?

A.	While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Mail:	Complete the enclosed proxy card and return it in the enclosed postage-prepaid envelope;

Internet:	Instructions for voting online at www.proxy-direct.com/SGA-30239 can be found on the enclosed proxy card; and

Phone:	Cast your vote by automated touchtone phone at 800-337-3503 or with a proxy voting representative by calling 866-456-7938. Further details can be found on the enclosed proxy card.

The attached Prospectus/Proxy Statement contains further information regarding the Reorganization and the Acquiring Trust. Please read it carefully before voting. If you have any questions regarding the Reorganization or the proxy card, or need assistance voting your shares, please contact Computershare, Inc., the Selling Trust’s proxy solicitor, toll-free at 866-456-7938. If you will attend the Meeting and vote in person, please let us know by calling 866-456-7938.

iv

Q.	Will anyone contact me?

A.	You may receive a call from our proxy solicitor, Computershare, Inc. (“Computershare”), to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please contact Computershare at (866) 456-7938. As the Meeting date approaches, certain shareholders of AB SGA Fund may receive telephone calls from representatives of Computershare and American Beacon Funds if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Board of Trustees of the Selling Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.

In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by telephone, over the Internet, or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.

v

AMERICAN BEACON FUNDS

on behalf of American Beacon SGA Global Growth Fund

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

1-800-658-5811

NOTICE OF MEETING OF SHAREHOLDERS

SCHEDULED FOR APRIL 23, 2019

To the Shareholders of the American Beacon SGA Global Growth Fund:

NOTICE IS HEREBY GIVEN that a meeting of the shareholders of American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds (the “Selling Trust”), a Massachusetts business trust, will be held at the offices of the Selling Trust at 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039, on April 23, 2019 at 2:00 p.m. Central Time and any adjournments thereof (the “Meeting”). The Meeting will be held for the following purposes:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the property and assets of AB SGA Fund, a series of the Selling Trust, by Virtus SGA Global Growth Fund (“Virtus SGA Fund”), a newly-organized series of Virtus Equity Trust (the “Acquiring Trust”), in exchange solely for shares of Virtus SGA Fund and the assumption by Virtus SGA Fund of all of the liabilities of AB SGA Fund (the “Reorganization”). The Plan also provides for distribution of these shares of Virtus SGA Fund to shareholders of AB SGA Fund in complete liquidation and subsequent termination of AB SGA Fund. A vote in favor of the Plan is also a vote in favor of the liquidation and termination of AB SGA Fund.

2.	To transact any other business that may properly come before the Meeting.

The Board of Trustees of the Selling Trust has fixed the close of business on February 4, 2019 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Mail:	Complete the enclosed proxy card and return it in the enclosed postage-prepaid envelope;

Internet:	Instructions for voting online at www.proxy-direct.com/SGA-30239 can be found on the enclosed proxy card; and

Phone:	Cast your vote by automated touchtone phone at 800-337-3503 or with a proxy voting representative by calling 866-456-7938. Further details can be found on the enclosed proxy card.

The attached Prospectus/Proxy Statement contains further information regarding the Reorganization and the Acquiring Trust. Please read it carefully before voting. If you have any questions regarding the Reorganization or the proxy card, or need assistance voting your shares, please contact Computershare, Inc., the Selling Trust’s proxy solicitor, toll-free at 866-456-7938 or the American Beacon Funds toll-free at 800-658-5811, option 1.

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce repeated requests that may be associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.

By order of the Board of Trustees

Gene L. Needles, Jr.
President
American Beacon Funds

February__, 2019

Important Notice Regarding the Availability of Proxy Materials for the Meeting of Shareholders to be Held on April 23, 2019, or any adjournment or postponement thereof. This Notice and the attached Prospectus/Proxy Statement are available on the internet at www.americanbeaconfunds.com. On this webpage, you will be able to access the Notice, the Prospectus/Proxy Statement, any accompanying materials, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.     Individual Accounts:    Sign your name exactly as it appears in the registration on the voting instructions form.

2.     Joint Accounts:    Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.     All Other Accounts:    The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts

(1) ABC Corp.	ABC Corp.

(2) ABC Corp.	John Doe, Treasurer

(3) ABC Corp.
c/o John Doe, Treasurer	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee
u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Acquisition of Assets and Assumption of Liabilities of

AMERICAN BEACON SGA GLOBAL GROWTH FUND

a series of

AMERICAN BEACON FUNDS

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(800) 658-5811

By and In Exchange For Shares of

VIRTUS SGA GLOBAL GROWTH FUND

a series of

VIRTUS EQUITY TRUST

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

(Each an open-end management investment company)

PROSPECTUS/PROXY STATEMENT

DATED FEBRUARY __, 2019

This prospectus/proxy statement (“Prospectus/Proxy Statement”) is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds (the “Selling Trust”), for consideration at a meeting of shareholders to be held at the offices of the Selling Trust, 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039, on April 23, 2019 at 2:00 p.m. Central Time and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of AB SGA Fund’s shareholders, the Board of Trustees (“Board” or “Trustees”) of the Selling Trust has approved the proposed reorganization of AB SGA Fund into Virtus SGA Global Growth Fund (“Virtus SGA Fund”), a newly-organized series of Virtus Equity Trust (the “Acquiring Trust”) (the “Reorganization”). AB SGA Fund and Virtus SGA Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and together as the “Funds.”

In the Reorganization, Virtus SGA Fund will acquire all of the assets of AB SGA Fund in exchange solely for Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund and Virtus SGA Fund’s assumption of all of the liabilities of AB SGA Fund. If the Reorganization is approved, Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund will be distributed to each AB SGA Fund shareholder in complete liquidation of AB SGA Fund and AB SGA Fund will be terminated as a series of the Selling Trust. You will then hold a number of full and fractional shares of Virtus SGA Fund with an aggregate net asset value equal to the aggregate net asset value of your shares of AB SGA Fund immediately before the Reorganization. If you own A Class, C Class, or Investor Class shares of AB SGA Fund, you will own Class A, Class C, or Class I shares, respectively, of Virtus SGA Fund, and if you own Y Class or Institutional Class shares of AB SGA Fund, you will own Class R6 shares of Virtus SGA Fund following the Reorganization, as set forth below:

AB SGA Fund		Virtus SGA Fund

A Class shares	à	Class A shares
C Class shares	à	Class C shares
Investor Class shares	à	Class I shares
Y Class shares	à	Class R6 shares
Institutional Class shares	à	Class R6 shares

AB SGA Fund is a separate diversified series of the Selling Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act” or “Investment Company Act”), while Virtus SGA Fund is a separate diversified series of the Acquiring Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the 1940 Act. The investment objective of AB SGA Fund is identical to that of Virtus SGA Fund in that both Funds seek long-term capital appreciation.

The principal investment strategies for AB SGA Fund are identical to those for Virtus SGA Fund. Each Fund invests in securities of issuers located throughout the world, including the United States, and primarily in equity securities, with at least 40% of the Fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. See below for more information about the Funds’ investment strategies.

American Beacon Advisors, Inc. (“American Beacon” or the “Manager”) serves as the investment adviser for AB SGA Fund, while Sustainable Growth Advisers, L.P. (“SGA” or the “Subadviser”) serves as AB SGA Fund’s subadviser. Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) and SGA will serve as investment adviser and subadviser, respectively, for Virtus SGA Fund. As of July 1, 2018, SGA is an affiliate of VIA, after Virtus Investment Partners, Inc., the indirect parent of VIA, acquired the ownership stake in SGA that was formerly held by an affiliate of American Beacon.

This Prospectus/Proxy Statement explains concisely the information about Virtus SGA Fund that you should know before voting on the Plan. This Prospectus/Proxy Statement serves as a proxy statement for AB SGA Fund and a prospectus for Virtus SGA Fund in connection with the shares of Virtus SGA Fund to be issued in the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning AB SGA Fund and the Reorganization is contained in the documents described below, all of which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Because Virtus SGA Fund will not conduct any investment operations until after the closing of the Reorganization, no annual or semi-annual report is available for Virtus SGA Fund at this time. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of AB SGA Fund on or about February 15, 2019.

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Information about AB SGA Fund:	How to Obtain this Information:

•     Prospectus of the Selling Trust relating to AB SGA Fund, dated May 31, 2018, as supplemented through the date of this Prospectus/Proxy Statement

•     Statement of Additional Information of the Selling Trust relating to AB SGA Fund, dated May 31, 2018, as supplemented through the date of this Prospectus/Proxy Statement

•     Annual Report of the Selling Trust relating to AB SGA Fund for the fiscal year ended January 31, 2018

•     Semi-Annual Report of the Selling Trust relating to AB SGA Fund for the six months ended July 31, 2018 (Unaudited)

Copies are available upon request and without charge if you:

•     Visit www.americanbeaconfunds.com on the Internet;

•     Write to American Beacon Funds, P.O. Box 219643, Kansas City, MO 64121-9643; or

•     Call 1-800-658-5811 toll-free.

Information about Virtus SGA Fund:	How to Obtain this Information:

•     Prospectus of the Acquiring Trust relating to Virtus SGA Fund, dated January 28, 2019, as supplemented

•     Statement of Additional Information of the Acquiring Trust relating to Virtus SGA Fund, dated January 28, 2019, as supplemented

Copies are available upon request and without charge if you:

•     Visit www.virtus.com on the Internet;

•     Write to VP Distributors, LLC, One Financial Plaza, Hartford, CT 06103; or

•     Call 1-800-243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information (“SAI”) dated February __, 2019, which relates to this Prospectus/Proxy Statement and the Reorganization

Copies are available upon request and without charge if you:

•     Visit www.americanbeaconfunds.com on the Internet;

•     Write to American Beacon Funds, P.O. Box 219643, Kansas City, MO 64121-9643; or

•     Call 1-800-658-5811 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-5850.

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Information relating to AB SGA Fund contained in the prospectus of the Selling Trust dated May 31, 2018, as supplemented (SEC File Nos. 033-11387 and 811-04984; SEC Accession No. 0001133228-18-003248) is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Virtus SGA Fund contained in the Prospectus of the Acquiring Trust dated January 28, 2019, as supplemented, (SEC File No. 811-00945; 002-16590) also is incorporated by reference in this document. The SAI dated February __, 2019 relating to this Prospectus/Proxy Statement and the Reorganization is incorporated by reference in its entirety into this document. The Annual Report of the Selling Trust relating to AB SGA Fund for the fiscal year ended January 31, 2018 (SEC File No. 811-04984; SEC Accession No. 0001193125-18-155731), and the Semi-Annual Report of the Selling Trust relating to AB SGA Fund for the six months ended July 31, 2018 (SEC File No. 811-04984; SEC Accession No. 0001193125-18-294789), including the financial statements and financial highlights for the periods indicated therein, have also been incorporated by reference into this document.

The Securities and Exchange Commission has not determined that the information in this Prospectus/PROXY Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

An investment in Virtus SGA Fund:

•	is not a deposit of, or guaranteed by, any bank;

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency;

•	is not endorsed by any bank or government agency; and

•	involves investment risk, including possible loss of the purchase payment of your original investment.

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SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND EXHIBIT A.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds, and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

On July, 1, 2018, Virtus Investment Partners, Inc. (“Virtus”) acquired the interest in Sustainable Growth Advisers, L.P. (“SGA”), the Subadviser to AB SGA Fund, that was previously held by Estancia Capital Partners, L.P., an affiliate of American Beacon (the “Transaction”), whereby Virtus became the majority owner of SGA. The proposed Reorganization is part of the larger plan to integrate the advisory businesses of SGA and Virtus in connection with the Transaction. The Reorganization is expected to close on or about May 3, 2019, subject to approval by AB SGA Fund shareholders and receipt of any necessary regulatory approvals. In connection with the Transaction, Virtus will pay American Beacon a fee upon the consummation of the Reorganization. This fee is payable by Virtus and not by AB SGA Fund or Virtus SGA Fund. The Reorganization is contingent on certain conditions of the agreement between American Beacon and Virtus being satisfied or waived by mutual agreement of the parties thereto.

In connection with the Reorganization, it is anticipated that the gross annual operating expense ratios for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be higher than the gross annual operating expense ratios for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, while gross annual operating expense ratio for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the gross annual operating expense ratios for AB SGA Fund’s Investor Class and Y Class shares, respectively, following the Reorganization. American Beacon has contractually agreed to limit total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associate with securities sold short, litigation, and other extraordinary expenses) of AB SGA Fund so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.36%, 1.08% and 0.98% for A Class, C Class, Investor Class, Y Class, and Institutional Class shares, respectively, through May 31, 2019. Additionally, VIA has contractually agreed to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus SGA Fund so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 0.98% for Class A, Class C, Class I and Class R6 shares, respectively, through May 31, 2021. The expenses associated with the Reorganization will be borne by Virtus or its affiliates.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

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•	the transfer in-kind of all of the property and assets of AB SGA Fund to Virtus SGA Fund in exchange solely for Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund;

•	the assumption by Virtus SGA Fund of all of the liabilities of AB SGA Fund;

•	the complete liquidation of AB SGA Fund by distribution of Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund to AB SGA Fund’s shareholders;

•	the termination of AB SGA Fund as a series of the Selling Trust; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed on or about May 3, 2019.

After the Reorganization, what shares will I own?

If you own A Class, C Class, or Investor Class shares of AB SGA Fund, you will own Class A, Class C, or Class I shares, respectively, of Virtus SGA Fund, and if you own Y Class or Institutional Class shares of AB SGA Fund, you will own Class R6 shares of Virtus SGA Fund. The new shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your shares of AB SGA Fund as of the close of business on the day immediately before the Reorganization.

How will the Reorganization affect me?

It is anticipated that the total annual operating expense ratios for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be higher than the total annual operating expense ratios for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, and that the total annual operating expense ratio for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the total annual operating expense ratios for AB SGA Fund’s Investor Class and Y Class shares, respectively, following the Reorganization. Virtus SGA Fund’s (Pro Forma) estimated gross annual operating expenses for the six-month period ended July 31, 2018 would have been 1.53%, 2.28%, 1.28% and 1.16% for Class A, Class C, Class I, and Class R6 shares, respectively. AB SGA Fund’s gross annual operating expenses for the six-month period ended July 31, 2018 were 1.46%, 2.19%, 1.38%, 1.23% and 1.15% for A Class, C Class, Investor Class, Y Class, and Institutional Class shares, respectively.

It is also anticipated that the net expense ratios for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be the same as the net expense ratios for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, and that the net expense ratios for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the net expense ratios for AB SGA Fund’s Investor Class and Y Class shares, respectively, following the Reorganization. American Beacon contractually agreed to limit total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associate with securities sold short, litigation, and other extraordinary expenses) of AB SGA Fund so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.36%, 1.08% and 0.98% for A Class, C Class, Investor Class, Y Class, and Institutional Class shares, respectively, through May 31, 2019. VIA has contractually agreed to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus SGA Fund so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 0.98% for Class A, Class C, Class I and Class R6 shares, respectively, through May 31, 2021.

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For more information about how total fund operating expenses of each Fund compare, please see the “How do the Funds’ fees and expenses compare?” section below.

After the Reorganization, the value of your shares will depend on the performance of Virtus SGA Fund rather than that of AB SGA Fund. The Board of the Selling Trust believes that the Reorganization will benefit AB SGA Fund. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be [$123,000], and will be borne by Virtus or its affiliates.

AB SGA Fund pays dividends from net investment income on an annual basis and distributes net realized capital gains, if any, at least annually, while Virtus SGA Fund will pay dividends from net investment income on a semiannual basis and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund or distributed in cash, in accordance with your election.

The management fee rate of Virtus SGA Fund is expected to be the same as the aggregate management and subadvisory fee rates currently paid by AB SGA Fund. AB SGA Fund currently pays a management fee to American Beacon as its investment adviser and a separate subadvisory fee to SGA as its subadviser, while Virtus SGA Fund pays its full management fee to VIA as its investment adviser, and VIA in turn pays SGA as the subadviser a portion of the advisory fee it receives. The initial sales charge for A Class shares of ABA SGA Fund and Class A shares of Virtus SGA Fund is 5.75%. A contingent deferred sales charge (“CDSC”) of 0.50% is charged on certain purchases of $1,000,000 or more of A Class shares of AB SGA Fund that are redeemed in whole or part within 18 months of purchase, and a CDSC of 0.50% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares of Virtus SGA Fund within 18 months of a finder’s fee being paid. (More information on the finder’s fee that may be paid is provided below in “Compensation to Dealers.”) No front end sales load is applied to purchases of $1,000,000 or more of AB SGA Fund or Virtus SGA Fund. The CDSC for Class A shares of Virtus SGA Fund is expected to increase to 1.00% as of September 30, 2020. AB SGA Fund and Virtus SGA Fund both charge a CDSC of 1.00% on certain redemptions of C Class and Class C shares, respectively. You will not pay any sales charges in connection with the Reorganization.

A Class shares of AB SGA Fund and Class A shares of Virtus SGA Fund are subject to Rule 12b-1 distribution and service fees of 0.25% per annum, and C Class shares of AB SGA Fund and Class C shares of Virtus SGA Fund are subject to Rule 12b-1 distribution and service fees of 1.00% per annum. AB SGA Fund has also adopted a shareholder services plan that authorizes annual payment of up to 0.25% of the average daily net assets attributable to the A Class shares, up to 0.25% of the average daily net assets attributable to the C Class shares and up to 0.375% of the average daily net assets attributable to the Investor Class shares.

How do the Trustees of the Selling Trust recommend that I vote?

The Trustees of the Selling Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Independent Trustees”), have concluded that the Reorganization would be in the best interests of AB SGA Fund, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of AB SGA Fund.

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THE TRUSTEES OF THE SELLING TRUST RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

Virtus SGA Fund is part of the Virtus Mutual Funds. After the Reorganization, you will be able to purchase, redeem, and exchange shares of Virtus SGA Fund in accordance with the policies of the Virtus Mutual Funds. For more information, please see the “How to Buy Shares,” “How to Sell Shares” and “Account Policies–Exchange Privileges” sections below.

How do the Funds’ investment objectives and principal investment strategies compare?

Virtus SGA Fund and AB SGA Fund have identical investment objective and identical principal investment strategies. Each Fund’s investment objective is long-term capital appreciation. Each Fund invests in securities of issuers located throughout the world, including the United States, and primarily in equity securities, with at least 40% of the Fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. (or at least 30% if conditions are not deemed favorable by the subadviser). During periods of adverse market conditions, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. While the risks are described differently because the Funds are part of different fund complexes, the risk profiles are substantially identical due to the identical investment objectives and principal investment strategies of the Funds.

How do the Funds’ fees and expenses compare?

AB SGA Fund offers five classes of shares (A Class, C Class, Investor Class, Y Class, and Institutional Class). Virtus SGA Fund offers four classes of shares (Class A, Class C, Class I and Class R6). A Class, C Class, and Investor Class shareholders of AB SGA Fund will receive Class A, Class C, and Class I shares, respectively, of Virtus SGA Fund, and Y Class and Institutional Class shareholders of AB SGA Fund will receive Class R6 shares of Virtus SGA Fund.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding the different classes of shares of each of the Funds. The columns entitled “Virtus SGA Fund (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts listed for A Class, C Class, Investor Class, Y Class, and Institutional Class shares of AB SGA Fund, set forth in the following tables and in the examples, are based on the expenses for the six-month period ended July 31, 2018 and are annualized. The amounts for Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Virtus SGA Fund would have been for the six-month period ended July 31, 2018 and are annualized.

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Shareholder Fees (fees paid directly from your investment)

	AB SGA Fund A Class	Virtus SGA Fund (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	0.50%(a)	0.50%(b)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AB SGA Fund A Class	Virtus SGA Fund (Pro Forma) Class A
Management Fees	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%
Other Expenses	0.40%	0.47%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	1.53%
Less: Fee Waiver and/or Expense Reimbursement	(0.07%)(d)	(0.14%)(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%(d)	1.39%(e)

Shareholder Fees (fees paid directly from your investment)

	AB SGA Fund C Class	Virtus SGA Fund (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	1.00%

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AB SGA Fund C Class	Virtus SGA Fund (Pro Forma) Class C
Management Fees	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%
Other Expenses	0.38%	0.47%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.19%	2.28%
Less: Fee Waiver and/or Expense Reimbursement	(0.05%)(d)	(0.14%)(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.14%(d)	2.14%(e)

Shareholder Fees (fees paid directly from your investment)

	AB SGA Fund Investor Class	Virtus SGA Fund (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AB SGA Fund Investor Class	Virtus SGA Fund (Pro Forma) Class I
Management Fees	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None	None
Other Expenses	0.57%	0.47%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.38%	1.28%
Less: Fee Waiver and/or Expense Reimbursement	(0.01%)(d)	(0.14%)(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%(d)	1.14%(e)

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Shareholder Fees (fees paid directly from your investment)

	AB SGA Fund Y Class	Virtus SGA Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AB SGA Fund Y Class	Virtus SGA Fund (Pro Forma) Class R6
Management Fees	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None	None
Other Expenses	0.42%	0.35%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.23%	1.16%
Less: Fee Waiver and/or Expense Reimbursement	(0.14%)(d)	(0.17%)(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%(d)	0.99%(e)

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Shareholder Fees (fees paid directly from your investment)

	AB SGA Fund Institutional Class	Virtus SGA Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AB SGA Fund Institutional Class	Virtus SGA Fund (Pro Forma) Class R6
Management Fees	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None	None
Other Expenses	0.34%	0.35%(c)
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	1.16%
Less: Fee Waiver and/or Expense Reimbursement	(0.16%)(d)	(0.17%)(e)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%(d)	0.99%(e)

(a)	A CDSC of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

(b)	A CDSC in an amount equal to 0.50% may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares within 18 months of a finder’s fee being paid. (More information on the finder’s fee that may be paid is provided below in “Compensation to Dealers.”) No front end sales load is applied to purchases of $1,000,000 or more. (The CDSC is expected to increase to 1.00% as of September 30, 2020.) The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(c)	“Other Expenses” are estimated based on the fees and expenses of Virtus SGA Fund assuming that the Reorganization is consummated.

(d)	American Beacon has contractually agreed to waive fees and/or reimburse expenses of AB SGA Fund’s A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through May 31, 2019 to the extent that Total Annual Fund Operating Expenses exceed 1.38% for the A Class, 2.13% for the C Class, 1.08% for the Y Class, 0.98% for the Institutional Class and 1.36% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. American Beacon can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to it (a) occurs within three years after its own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

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(e)	VIA has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus SGA Fund so that such expenses do not exceed 1.38% for Class A, 2.13% for Class C, 1.13% for Class I and 0.98% for Class R6 shares through May 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years after the date on which they were incurred or waived, provided that the recapture does not cause the Virtus SGA Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Examples of Fund Expenses

The tables below show examples of the total expenses you would pay on a $10,000 investment in each Fund over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in AB SGA Fund and Virtus SGA Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other mutual funds. The examples assume that your investment has a 5% average annual return, that you redeem all of your shares at the end of each time period, and that each Fund’s total annual operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangements for each share class for the contractual periods stated above. The examples are for illustration only, and your actual costs may be higher or lower.

	One Year	Three Years	Five Years	Ten Years
AB SGA Fund – A Class	$712	$1,008	$1,324	$2,219
Virtus SGA Fund (Pro Forma) – Class A	$708	$1,004	$1,336	$2,271

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	One Year	Three Years	Five Years	Ten Years
AB SGA Fund – C Class	$317	$680	$1,170	$2,519
Virtus SGA Fund (Pro Forma) - Class C	$317	$685	$1,194	$2,593

	One Year	Three Years	Five Years	Ten Years
AB SGA Fund – Investor Class	$139	$436	$754	$1,656
Virtus SGA Fund (Pro Forma) – Class I	$116	$378	$675	$1,520

	One Year	Three Years	Five Years	Ten Years
AB SGA Fund – Y Class	$111	$376	$662	$1,475
AB SGA Fund – Institutional Class	$101	$349	$617	$1,382
Virtus SGA Fund (Pro Forma) – Class R6	$101	$334	$605	$1,378

Assuming no redemption of shares:

	One Year	Three Years	Five Years	Ten Years
AB SGA Fund – C Class	$217	$680	$1,170	$2,519
Virtus SGA Fund (Pro Forma) - Class C	$217	$685	$1,194	$2,593

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year ended December 31, 2018, AB SGA Fund’s portfolio turnover rate was 15% of the average value of its portfolio. Virtus SGA Fund will not conduct any investment operations until after the closing of the Reorganization.

How do the Funds’ performance records compare?

Virtus SGA Fund has no performance history and will adopt the performance history of AB SGA Fund following the Reorganization. The following chart shows how the Investor Class shares of AB SGA Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

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Year-by-Year Total Return (%)

The chart below shows the percentage gain or loss in each full calendar year for the Investor Class shares of AB SGA Fund. The Investor Class shares of AB SGA Fund have adopted the performance history and financial statements of the shares of the Fund’s predecessor. The performance of the Investor Class shares shown in the chart and table below represent the returns achieved by the shares of AB SGA Fund’s predecessor from December 31, 2010 to October 4, 2013, and the performance of the Investor Class shares from October 4, 2013 through December 31, 2018. The table below also shows the performance of the Fund’s Class A, C, Y and Institutional Class shares, which reflects the returns achieved by the shares of the Fund’s predecessor from December 31, 2010 through October 4, 2013, and the performance of each of the Fund’s respective share classes from October 4, 2013 through December 31, 2018. In each case, the newer share classes would have had similar annual returns to the predecessor fund’s shares because the shares of each class represent investments in the same portfolio of securities. However, shares of the predecessor fund had lower expenses than the newer classes, so total returns shown for the newer classes below may be higher than they would have been had the newer share classes been in existence. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

This chart should give you a general idea of the risks of investing in AB SGA Fund by showing how the Fund’s return has varied from year to year. This chart includes the effects of Fund expenses. AB SGA Fund’s annual returns in the chart below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. AB SGA Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

AB SGA Fund — Investor Class

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Best Quarter:	Q1/2012	16.02%	Worst Quarter:	Q3/2011	-14.13%

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The next table lists the average annual total return by class of AB SGA Fund for the past one- and five-years, and since inception (through December 31, 2018). The after-tax returns shown are for Investor Class shares of AB SGA Fund; after-tax returns for other classes of the Fund will vary. This table includes the effects of sales charges (where applicable) and fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. AB SGA Fund compares its performance to the MSCI All Country World Index and the MSCI All Country World Growth Index. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Returns (for the periods ended 12/31/18)

AB SGA Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class Shares				10/4/2013
Return Before Taxes	-3.13%	7.82%	9.61%
Return After Taxes on Distributions(a)	-4.14%	6.92%	8.94%
Return After Taxes on Distributions and Sale of Fund Shares(a)	-1.15%	5.98%	7.68%
A Class Shares				10/4/2013
Return Before Taxes	-8.63%	6.53%	8.78%
C Class Shares				10/4/2013
Return Before Taxes	-4.75%	7.00%	9.06%
Y Class Shares				10/4/2013
Return Before Taxes	-2.82%	8.13%	9.81%
Institutional Class Shares				12/31/2010
Return Before Taxes	-2.75%	8.22%	9.88%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)(b)	-9.42%	4.26%	6.28%
MSCI All Country World Growth Index (reflects no deduction for fees, expenses or taxes )(c)	-8.13%	5.72%	7.31%

(a)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

(b)	The MSCI All Country World Index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is unmanaged and not available for direct investment.

(c)	The MSCI All Country World Growth Index is designed to measure the equity market performance of companies with higher growth values in developed and emerging markets. The index is unmanaged and not available for direct investment.

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For a detailed discussion of the manner of calculating total return, please see the Funds’ SAIs. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? Who will manage my Fund after the Reorganization?

American Beacon currently serves as the investment adviser for AB SGA Fund, while SGA serves as ABA SGA Fund’s subadviser. After the Reorganization, VIA and SGA will serve as the investment adviser and subadviser, respectively, to Virtus SGA Fund.

Virtus SGA Fund will have the same portfolio managers who are currently responsible for the day-to-day management of AB SGA Fund, as provided below.

Portfolio Management

George P. Fraise, Portfolio Manager and co-founder of SGA, is a manager of Virtus SGA Fund. Mr. Fraise has served as a Portfolio Manager of AB SGA Fund since its inception in December 2010.

Gordon M. Marchand, CFA, CIC, Portfolio Manager and co-founder of SGA, is a manager of Virtus SGA Fund. Mr. Marchand has served as a Portfolio Manager of AB SGA Fund since its inception in December 2010.

Robert L. Rohn, Portfolio Manager and co-founder of SGA, is a manager of Virtus SGA Fund. Mr. Rohn has served as a Portfolio Manager of AB SGA Fund since its inception in December 2010.

After the Reorganization, Messrs. Fraise, Marchand and Rohn will manage Virtus SGA Fund.

The Reorganization will also affect other services currently provided to AB SGA Fund. The following table outlines the service providers for AB SGA Fund and the comparable service providers for Virtus SGA Fund.

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	AB SGA Fund	Virtus SGA Fund

Adviser	American Beacon Advisors, Inc.	Virtus Investment Advisers, Inc.

SubAdviser	Sustainable Growth Advisers, L.P.	Sustainable Growth Advisers, L.P.

Administrator	American Beacon Advisors, Inc.	Virtus Fund Services, LLC

Principal Underwriter and Distributor	Resolute Investment Distributors, Inc.	VP Distributors, LLC

Transfer Agent	DST Asset Manager Solutions, Inc. — transfer agent and dividend paying agent	Virtus Fund Services, LLC

Sub-Administrative	State Street Bank and Trust Company	BNY MellonInvestment Servicing (US) Inc. — Sub-Administrative and Accounting Agent and Sub-Transfer Agent

Custodian and Securities Lending Agent	State Street Bank and Trust Company	The Bank of New York Mellon

Auditor	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by AB SGA Fund or its shareholders as a result of receiving shares of Virtus SGA Fund in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Virtus SGA Fund that are received by the shareholders of AB SGA Fund will be the same as the holding period and aggregate tax basis of the shares of AB SGA Fund previously held by such shareholders, provided that such shares of AB SGA Fund are held as capital assets. In addition, no gain or loss will be recognized by Virtus SGA Fund upon the receipt of the assets of AB SGA Fund in exchange for shares of Virtus SGA Fund and the assumption by Virtus SGA Fund of AB SGA Fund’s liabilities, and the holding period and tax basis of the assets of AB SGA Fund in the hands of Virtus SGA Fund as a result of the Reorganization will be the same as in the hands of AB SGA Fund immediately prior to the Reorganization.

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What happens if the Reorganization is not approved?

If shareholders of AB SGA Fund do not approve the Plan, the Reorganization will not take effect and the Board of the Selling Trust will consider other possible courses of action in the best interests of AB SGA Fund and its shareholders.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT RESTRICTIONS AND LIMITATIONS, AND PRINCIPAL RISKS

Investment Objectives and Principal Investment Strategies

Virtus SGA Fund is a newly-organized series of the Acquiring Trust created for the purpose of acquiring AB SGA Fund’s property and assets, and will not conduct any investment operations until after the closing of the Reorganization. The Funds have identical investment objectives and identical principal investment strategies. Each Fund’s investment objective is “non-fundamental,” which means that it may be changed by the Fund’s Board of Trustees without the approval of Fund shareholders.

The following table summarizes a comparison of AB SGA Fund and Virtus SGA Fund with respect to their investment objectives and principal investment strategies. The portfolio managers will manage Virtus SGA Fund identically to AB SGA Fund, but the principal investment strategies may be described differently because there are certain strategies described for AB SGA Fund that, while permitted for both Funds, SGA has determined are not principal strategies and therefore they are not included in the description for Virtus SGA Fund going forward.

	AB SGA Fund	Virtus SGA Fund
Investment Objective	AB SGA Fund seeks long-term capital appreciation.	Virtus SGA Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the Fund will invest primarily in equity securities, with at least 40% of the Fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. (or at least 30% if conditions are not deemed favorable by the sub-advisor). The Fund may invest up to 25% of its net assets in the securities of companies located in countries included in the MSCI Emerging Markets and Frontier Markets Indices.

The fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the fund will invest primarily in equity securities, with at least 40% of the fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund's subadviser, SGA, considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. The fund may invest up to 25% of its net assets in the securities of companies located in countries included in the MSCI Emerging Markets Index.

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AB SGA Fund	Virtus SGA Fund

The Fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The Fund may invest in companies of all market capitalizations, but will generally invest in large and medium capitalization companies and convertible securities of any duration. The Fund’s investment sub-advisor, Sustainable Growth Advisers, LP (“SGA”) considers large and medium sized companies to be those with market capitalizations over $25 billion and from $2 billion to $25 billion, respectively, at the time of purchase. The Fund will allocate its assets among various regions and countries (but in no less than three non-U.S. countries). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.

SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuations in currency exchange rates. The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the Fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations, but will generally invest in large and medium capitalization companies and convertible securities of any duration. The fund’s subadviser considers large and medium sized companies to be those with market capitalizations over $25 billion and from $5 billion to $25 billion, respectively, at the time of purchase. The fund will allocate its assets among various regions and countries (but no fewer than three non-U.S. countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to certain sectors may be lower at a future date, and the fund’s exposure to other market sectors may be higher.

SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the fund’s risk exposure to adverse fluctuations in currency exchange rates. The fund may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Temporary Defensive Positions

During periods of adverse market conditions, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments, including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities, as reflected in the following table:

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AB SGA Fund	Virtus SGA Fund

In times of unstable or adverse market, economic, political or other conditions, where the Manager or Subadviser believes it is appropriate and in the Fund’s best interest, the Fund can invest up to 100% in cash and other types of securities for defensive or temporary purposes. It can also hold cash or purchase these types of securities for liquidity purposes to meet cash needs due to redemptions of Fund shares, or to hold while waiting to invest cash received from purchases of Fund shares or the sale of other portfolio securities.

These temporary investments can include (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated in the highest short term category by a rating organization; (iii) domestic, Yankee and Eurodollar certificates of deposit or bankers’ acceptances of banks rated in the highest short term category by a rating organization; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short-term corporate debt obligations; (vi) repurchase agreements; (vii) futures or (viii) shares of money market funds, including funds advised by the Manager or the Subadviser.

When business or financial conditions warrant, the Fund may assume a temporary defensive position by investing in money-market instruments, including obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. (See “Money Market Instruments” in the Fund’s SAI for more information about these types of investments.)

For temporary defensive purposes, during periods in which the Fund’s subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Fund’s subadviser believes to be of high quality (i.e., subject to relatively low risk of loss of interest or principal). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

Investment Restrictions and Limitations

The description of the material investment restrictions and limitations of Virtus SGA Fund are somewhat different from those of AB SGA Fund because Virtus SGA Fund’s investment limitations are designed to align, where appropriate, to those applicable to other funds in the Acquiring Trust, and AB SGA Fund’s investment limitations are designed to align, where appropriate, to those applicable to other funds in the American Beacon Family of Funds. Both Funds are subject to fundamental limits under the 1940 Act, but any material differences in the Funds’ fundamental restrictions are described in the table below.

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Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund’s assets or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental limitation cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented. A non-fundamental limitation may be changed by the Board without shareholder approval.

All of the investment policies noted in the table below are fundamental limitations, which cannot be changed by the Board without affirmative shareholder approval as described above.

AB SGA Fund’s investment limitations are set forth in its prospectus and statement of additional information, dated May 31, 2018, and Virtus SGA Fund’s investment limitations are set forth in its SAI dated January 28, 2019.

Fundamental Investment Policies

Policy	AB SGA Fund	Virtus SGA Fund	Difference

Borrowing Money

The Fund may not borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

The Fund may not borrow money, except (i) in amounts not to exceed one-third of the value of the Fund’s total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

No material difference

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Fundamental Investment Policies

Policy	AB SGA Fund	Virtus SGA Fund	Difference

Industry Concentration

The Fund may not invest more than 25% of the Fund’s total assets in the securities of companies primarily engaged in any one industry provided that this limitation does not apply to: (i) obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) tax exempt securities issued by municipalities and their agencies and authorities.

The Fund may not purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

Restriction applies to municipal securities for Virtus SGA Fund but not for AB SGA Fund

Underwriting Activities

The Fund may not engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

The Fund may not underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

No material difference

Making Loans

The Fund may not lend any security or make any other loan except (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements.

The Fund may not lend securities or make any other loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase debt securities, may enter into repurchase agreements and may acquire loans, loan participations and assignments (both funded and unfunded) and other forms of debt instruments.

No material difference

Real Estate

The Fund may not purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Fund’s prospectus.

The Fund may not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

No material difference

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Fundamental Investment Policies

Policy	AB SGA Fund	Virtus SGA Fund	Difference

Commodities

The Fund may not invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

The Fund may not purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

No material difference

Issuance of Senior Securities	The Fund may not issue any senior security except as otherwise permitted (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

The Fund may not issue “senior securities” in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the SEC shall not be deemed to be prohibited by this restriction.

No material difference

Diversification

The Fund may not invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund’s total assets.

		The Fund may not with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.	No material difference

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The following interpretations apply only to AB SGA Fund.

The above percentage limits (except the limitation to borrowings) are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. With respect to the fundamental investment restriction relating to making loans set forth above, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received).

For purposes of the Fund’s policy relating to issuing senior securities set forth above, “senior securities” are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Consistent with guidance issued by the SEC and its staff, the requisite asset coverage may vary among different types of instruments. The policy relating to issuing senior securities set forth above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

For purposes of the Fund’s industry concentration policy, the Manager may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Manager may, but need not, consider industry classifications provided by third parties, and the classifications applied to Fund investments will be informed by applicable law. A large economic or market sector shall not be construed as a single industry or group of industries. The Manager currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of the Fund’s assets will be invested in securities issued by any one foreign government or supranational organization. The Fund might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. The Manager could consider such a company to be within the particular industry and, therefore, the Fund will invest in the securities of such a company only if it can do so under its policy of not being concentrated in any particular industry or group of industries.

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The following interpretations only apply to Virtus SGA Fund.

Except with respect to the investment restriction relating to borrowing money set forth above, if any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to the investment restriction relating to borrowing money, in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

ABA SGA Fund and Virtus SGA Fund have the following non-fundamental policies, which may be changed by the Board of Trustees of the Selling Trust and the Acquiring Trust, respectively, without shareholder approval:

Non-Fundamental Investment Policies

Policy	AB SGA Fund	Virtus SGA Fund	Difference
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days.	None.	Virtus SGA Fund has not adopted a specific policy, but is subject to the liquidity requirements in Rule 22e-4(b)(1)(iv) under the Investment Company Act of 1940, which is substantially similar to the liquidity policy adopted by AB SGA Fund.

Margin Securities

The Fund may not purchase securities on margin, except that (1) the Fund may obtain such short term credits necessary for the clearance of transactions, and (2) the Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

		None.	Virtus SGA Fund has not adopted a specific policy, but is subject to the requirements on purchases on margin in Section 12(a)(1) of the Investment Company Act of 1940, which is substantially similar to the policy on purchases on margin adopted by AB SGA Fund.

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Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. While the risks are described differently because the Funds are part of different fund complexes, the risk profiles are substantially identical due to the identical investment objectives and principal investment strategies of the Funds.

The following disclosure highlights the primary risks associated with investment in each of the Funds. Because the Funds are part of different fund complexes, there are some differences in the how the Funds’ risks are described.

Each of the Funds is subject to the following Principal Risks:

AB SGA Fund	Virtus SGA Fund

Allocation Risk

This is the risk that the sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high yield investments considered speculative in nature, this risk will be substantial.

Convertible Securities Risk

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

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AB SGA Fund	Virtus SGA Fund

Currency Risk

The Fund may have exposure to foreign currencies by investing in securities denominated in non-U.S. currencies or by purchasing or selling forward currency exchange contracts in non-U.S. currencies and non-U.S. currency futures contracts. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards or options may not always work as intended, and in specific cases the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Counterparty Risk

When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.

Debt Securities Risk

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•     Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

Depositary Receipts Risk

Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies.

Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

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AB SGA Fund	Virtus SGA Fund

Cybersecurity and Operational Risk

The Fund, its service providers, and third-party fund distribution platforms, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, physical damage to a computer or network system, or remediation costs associated with system repairs.

Derivatives Risk

Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.

Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses.

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AB SGA Fund	Virtus SGA Fund

The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Manager, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Manager has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Manager, Fund service providers, or third-party fund distribution platforms to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. The Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.

Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If the sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for the Fund, the Fund could lose money. In addition, leverage embedded in a derivative instrument can expose the Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit).

Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

As an investment company registered with the SEC, the fund is required to identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a fund investing in such instruments has insufficient cash to meet such requirements, it may have to sell other investments, including at disadvantageous times.

Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect a fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. The implementation of the Dodd-Frank Act could adversely affect a fund by placing limits on derivative transactions, and/or increasing transaction and/or regulatory compliance costs. For example, the CFTC has recently adopted new rules that will apply a new aggregation standard for position limit purposes, which may further limit a fund’s ability to trade futures contracts and swaps.

There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser(s) to comply with particular regulatory requirements.

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AB SGA Fund	Virtus SGA Fund

Some derivatives have the potential for unlimited loss regardless of the size of the Fund’s initial investment, for example, where the Fund may be called upon to deliver a security it does not own. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund may buy or sell derivatives not traded on organized exchanges. The Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Certain derivatives, including swaps, futures, forwards and written options, require the Fund to post margin to secure its future obligation; if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may be not available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

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AB SGA Fund	Virtus SGA Fund

Although the Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments. The Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the sub-advisor may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. For example, the Commodity Futures Trading Commission (“CFTC”) and the designated contract markets have established position limits for futures and option contracts that may restrict the ability of the Fund, or the Manager, or the sub-advisor entering trades on the Fund’s behalf, to make certain trading decisions.

•    Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•    Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•    Medium Market Capitalization Companies Risk. Medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

Foreign Currency Transactions

A fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions. These transactions may be for the purposes of hedging or efficient portfolio management, or may be for investment purposes, and they may be exchange traded or traded directly with market counterparties. Such transactions may not prove successful or may have the effect of limiting gains from favorable markets movements.

A fund may use derivatives to acquire positions in various currencies, which presents the risk that the fund could lose money on its exposure to a particular currency and also lose money on the derivative. A fund also may take positions in currencies that do not correlate to the currency exposure presented by the fund’s other investments. As a result, the fund’s currency exposure may differ, in some cases significantly, from the currency exposure of its other investments and/or its benchmarks.

Foreign Investing Risk

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

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AB SGA Fund	Virtus SGA Fund

Certain of the other risks to which the Fund might be exposed due to its use of derivatives include the following:

•     Forward Contracts Risk. There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Fund. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Forward currency transactions, including foreign currency forward transactions, include risks associated with fluctuations in foreign currency. Foreign currency forward contracts, including NDFs, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. Foreign currency forward transactions include risks associated with fluctuations in foreign currency. There are no limitations on daily price movements of forward contracts. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•    Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

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AB SGA Fund	Virtus SGA Fund

•     Futures Contracts Risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Equity index futures contracts expose the Fund to volatility in an underlying securities index. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected.

•    Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

Geographic Concentration Risk

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

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AB SGA Fund	Virtus SGA Fund

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

•     Common Stock.  The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•     Convertible Securities. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value. Convertible securities may be subject to market risk, credit risk and interest rate risk..

Market Volatility Risk

The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Instability in the financial markets has exposed the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

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AB SGA Fund	Virtus SGA Fund

•     Depositary Receipts. The Fund may invest in securities issued by foreign companies through ADRs, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are generally subject to many of the same risks of investing in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

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AB SGA Fund	Virtus SGA Fund

•     Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Issuers may threaten preferred stockholders with the cancellation of all dividends and liquidation preference rights in an attempt to force their conversion to less secure common stock. Certain preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Therefore, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. Preferred stocks may also be subject to credit risk.

Foreign Investing Risk & Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Preferred Stocks Risk

Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

Redemption Risk

The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs.

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AB SGA Fund	Virtus SGA Fund

Geographic Risk

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. There is also greater risk that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause it to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Sector Focused Investing Risk

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

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AB SGA Fund	Virtus SGA Fund

Hedging Risk

The Fund intends to enter into hedging transactions with the intention of reducing or controlling risk. It is possible that hedging strategies will not be effective in controlling risk, due to unexpected non-correlation (or even positive correlation) between the hedging instrument and the position being hedged, increasing rather than reducing both risk and losses. To the extent that the Fund enters into hedging transactions, its hedges will not be static but rather will need to be continually adjusted based on the sub-advisor’s assessment of market conditions, as well as the expected degree of non-correlation between the hedges and the portfolio being hedged. The success of the Fund’s hedging strategies will depend on the sub-advisor’s ability to implement such strategies efficiently and cost-effectively, as well as on the accuracy of its judgments concerning the hedging positions to be acquired by the Fund. The Fund will not, in general, attempt to hedge all market or other risks inherent in the Fund’s investments, and will hedge certain risks only partially, if at all. Certain risks, either in respect of particular investments or in respect of the Fund’s overall portfolio, may not be hedged, particularly if doing so is economically unattractive. As a result, various directional market risks may remain unhedged. Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. The use of hedges may fail to mitigate risks, and may reduce the Fund’s return, or create a loss.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

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AB SGA Fund	Virtus SGA Fund

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. When the issuer of a security implements strategic initiatives, including mergers, acquisitions and dispositions, there is the risk that the market response to such initiatives will cause the share price of the issuer’s securities to fall.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Liquidity Risk
When there is little or no active trading market for specific types of securities, such as derivative instruments, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

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AB SGA Fund	Virtus SGA Fund

Market Risk
Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

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AB SGA Fund	Virtus SGA Fund

In response to the financial crisis, the U.S. and other governments, and the Federal Reserve, and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

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AB SGA Fund	Virtus SGA Fund

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

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AB SGA Fund	Virtus SGA Fund

Market Timing Risk
Because the Fund invests in foreign securities, or it has exposure to foreign securities through the derivatives it holds, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s net asset value (“NAV”), (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high yield and foreign securities. The limited trading activity of some high yield securities may result in market prices that do not reflect the true market value of these securities. If the Fund trades foreign securities, it generally prices these foreign securities using their closing prices from the foreign markets in which they trade, which typically is prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Mid-Capitalization Risk
Investments in mid-capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-capitalization companies may have less market liquidity than large capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

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AB SGA Fund	Virtus SGA Fund

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

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AB SGA Fund	Virtus SGA Fund

• Information Technology Sector Risk. The market prices of information technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect information technology companies. These companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices. Further, those information technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Securities Lending Risk
The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income” (as described under “Distributions and Taxes – Taxes” below).

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AB SGA Fund	Virtus SGA Fund

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more volatile than the market as a whole or our intrinsic value approach may fail to produce the intended results. The portfolio managers’ estimate of intrinsic value may be wrong or even if its estimate of intrinsic value is correct, it may take a long period of time before the price and intrinsic value converge. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including purchases and sales of futures contracts and investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position. Segregated or earmarked securities cannot be sold while the position or transaction they are covering is outstanding, unless they are replaced with other securities of equal value. There is the possibility that the segregation or earmarking of a large percentage of the Fund’s assets may, in some circumstances, limit the Fund’s ability to take advantage of investment opportunities or meet redemption requests.

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AB SGA Fund	Virtus SGA Fund

Small Capitalization Companies Risk
Investments in small capitalization companies generally involve greater risks and the possibility of greater price volatility than investments in larger capitalization and more established companies. Small capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, small capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings. Generally, the smaller the company size, the greater these risks.

Valuation Risk
This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

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Please refer to AB SGA Fund’s prospectus and statement of additional information and to Virtus SGA Fund’s SAI for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Board Considerations

At a meeting held on November 6, 2018, the Board of the Selling Trust, on behalf of AB SGA Fund, considered (with the advice and assistance of independent legal counsel) a proposal made by American Beacon to approve the Reorganization as set forth in the Plan. After careful consideration, based upon the recommendation of the Manager, the Board’s evaluation of the relevant information prepared by VIA and the Manager and presented to the Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the Board, including all Trustees who are not “interested persons” of the Selling Trust under the 1940 Act, determined that the Reorganization is in the best interests of AB SGA Fund and its shareholders and that the interests of existing shareholders of AB SGA Fund will not be diluted as a result of the Reorganization, and recommended that shareholders of AB SAG Fund approve the Plan.

The Board considered the terms of the Plan and determined that the Reorganization would provide AB SGA shareholders with the options of (1) continuing to pursue their investment objectives through Virtus SGA Fund which is designed to be substantially identical from an investment perspective to AB SGA Fund or (2) for any shareholders who did not wish to participate in the Reorganization, redeeming their investment in AB SGA Fund or exchanging their AB SGA Fund shares for shares of another fund in the Selling Trust, which might have tax consequences for them.

In approving the Reorganization, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive. The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

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The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan with respect to AB SGA Fund, and, in particular, that the transfer of the assets of AB SGA Fund will be in exchange solely for Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund and the assumption by Virtus SGA Fund of all of the liabilities of AB SGA Fund. The Board also considered the fact that no sales loads, commissions or other transactional fees would be imposed on shareholders in connection with the Reorganization. In addition, the Board considered that pursuant to the Plan, the aggregate net asset value of Virtus SGA Fund shares to be credited to each AB SGA Fund shareholder’s account will equal, on a class by class basis, the aggregate net asset value of AB SGA Fund shares that each shareholder holds immediately prior to the Reorganization. As a result, the Board considered that the interests of AB SGA Fund’s shareholders would not be diluted as a result of the Reorganization. The Board also considered that the Reorganization would be submitted to AB SGA Fund’s shareholders for approval.

Investment Objectives and Strategies; Continuity of Subadviser. The Board considered that the Acquiring Fund is designed to be substantially identical from an investment perspective to AB SGA Fund. The investment objective and investment strategies of Virtus SGA Fund will be identical to those of AB SGA Fund. The Board also considered that the identical investment strategies, together with the fact that SGA would serve as Subadviser to Virtus SGA Fund, would provide continuity of portfolio management expertise to the shareholders of AB SGA Fund.

Relative Expense Ratios; Limitation on Expenses; Management Fees. The Board considered information regarding comparative expense ratios (current expense ratios for the AB SGA Fund’s shares, and estimated pro forma expense ratios for Virtus SGA Fund’s shares), which indicated that, after applicable fee waivers, the total annual operating expense ratios for Virtus SGA Fund’s Class A, Class C and Class R6 shares will be the same as the total annual operating expense ratios for AB SGA Fund’s A Class, C Class and Institutional Class shares, respectively, and that the total annual operating expense ratio for Virtus SGA Fund’s Class I and Class R6 shares will be lower than the total annual operating expense ratios for AB SGA Fund’s Investor Class and Y Class shares, respectively. The Board considered that a fee waiver agreement is in effect through May 31, 2019 for AB SGA Fund, and that such agreement will be in effect for at least two years following the date of the Reorganization, for Virtus SGA Fund. The Board also considered VIA’s representation that, for at least two years following the Reorganization, Virtus SGA Fund’s contractual advisory fee will not increase and the total annual expense ratios after fee waivers and/or expense reimbursements will not be raised.

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Distribution Capabilities; Economies of Scale. The Board considered the fund distribution capabilities of VIA and its affiliates and their commitment to distribute the shares of Virtus SGA Fund. The Board also considered VIA’s representation that the Reorganization provides AB SGA Fund with potential asset growth opportunities that, if realized, could result in AB SGA Fund shareholders experiencing economies of scale over time.

The Experience and Expertise of the Manager and Subadviser. The Board considered the following information that was provided to it regarding VIA: (1) VIA is an experienced provider of investment advisory services to institutional and retail markets; and (2) VIA currently serves as investment adviser to 35 open-end funds, eight variable insurance funds, three closed-end funds and three UCITS.

The Board considered that SGA, a Delaware limited partnership, and the current subadviser to AB SGA Fund, would provide sub-advisory services to Virtus SGA Fund. The Board noted that the Subadviser’s principals have significant investment experience related to the investment management of AB SGA Fund and other client accounts in the strategy of AB SGA Fund. The Board also noted that, by engaging SGA as the Subadviser to Virtus SGA Fund, Virtus SGA Fund will be advised by the same portfolio management team at SGA that currently advises AB SGA Fund.

Tax Consequences. The Board considered that the Reorganization is expected to be a tax-free reorganization for federal income tax purposes. The Board further noted that the Manager expects that neither AB SGA Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.

Expenses Relating to Reorganization. The Board considered that Virtus or its affiliates will pay all direct costs relating to the Reorganization, including the costs of preparing the Plan and Proxy Statement and seeking approval of the Plan from AB SGA Fund’s shareholders. The Board also considered that AB SGA Fund and its shareholders will not incur any direct expenses in connection with the Reorganization.

Consideration Paid to the Manager. The Board considered that in connection with the Transaction, Virtus will pay American Beacon a fee upon the consummation of the Reorganization. The Board considered that this fee is payable by Virtus and not by AB SGA Fund or Virtus SGA Fund. The Board also considered that the Reorganization is contingent on certain conditions of the agreement between American Beacon and Virtus being satisfied or waived by mutual agreement of the parties thereto.

Other Alternatives. The Board considered alternatives to the Reorganization, including the continuation of AB SGA Fund under the current structure. After considering the merits and viability of the other alternatives, the Board concluded that the possible alternatives, including maintaining the current AB SGA Fund structure, were less desirable than the Reorganization.

Based on the information prepared by VIA and the Manager, and as presented to the Board, the Board determined that the Reorganization is in the best interests of AB SGA Fund and its shareholders. The Board approved the Reorganization, subject to approval by shareholders of AB SGA Fund and the solicitation of the shareholders of AB SGA Fund to vote “FOR” the approval of the Plan, the form of which is attached to this Proxy Statement in Exhibit A.

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Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the property and assets of AB SGA Fund will be acquired by Virtus SGA Fund in exchange solely for Class A, Class C, Class I and Class R6 shares of Virtus SGA Fund and the assumption by Virtus SGA Fund of all of the liabilities of AB SGA Fund on or about May 3, 2019, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, AB SGA Fund will use its best efforts to discharge all of its known liabilities and obligations that are or will become due prior to the Closing Date. AB SGA Fund will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

The number of full and fractional shares of each class of Virtus SGA Fund to be received by the shareholders of AB SGA Fund will be determined by dividing the value of the net assets of each class of AB SGA Fund by the net asset value per share of the corresponding class of Virtus SGA Fund. These computations will take place immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) (the “Valuation Date”). The net asset value per share of each class of a Fund will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank & Trust Company, the accounting agent for AB SGA Fund, will compute the value of the net assets of each class of AB SGA Fund using the Selling Trust’s valuation procedures, which are consistent with the procedures set forth in the prospectus and statement of additional information of AB SGA Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management. BNY Mellon Investment Servicing (US) Inc., the accounting agent for Virtus SGA Fund, will compute the net asset value per share of each class of Virtus SGA Fund using the Acquiring Trust’s valuation procedures, which are consistent with the procedures set forth in the SAI of Virtus SGA Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management. The Plan provides that in the case of differences in valuation between the Selling Trust’s valuation procedures and the Acquiring Trust’s valuation procedures, the parties shall discuss in good faith to resolve such differences prior to the Closing Date.

Immediately after the transfer of its assets to Virtus SGA Fund, AB SGA Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Virtus SGA Fund received by AB SGA Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of AB SGA Fund’s shareholders on the share records of Virtus SGA Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Virtus SGA Fund due to AB SGA Fund’s shareholders. All issued and outstanding shares of AB SGA Fund will be canceled. The shares of Virtus SGA Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, AB SGA Fund will be terminated as a series of the Selling Trust.

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In accordance with the Plan, the Acquiring Trust, on behalf of Virtus SGA Fund, has agreed to assume all of the liabilities of AB SGA Fund.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by AB SGA Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of AB SGA Fund’s shareholders, the Plan may be terminated by resolution of either the Selling Trust’s Board or the Acquiring Trust’s Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the respective Board, make proceeding with the Reorganization inadvisable with respect to the respective Fund. The Plan also may be terminated at any time prior to the Closing Date (a) by the written consent of both of the parties; or (b) by either party (i) following a material breach by the other party of any of its representations, warranties or covenants contained in the Plan, provided that the other party shall have been given a period of 10 business days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon the other party or its Fund that is involved in the Reorganization.

If the Reorganization is not consummated, Virtus or its affiliates will pay the expenses incurred by AB SGA Fund and Virtus SGA Fund in connection with the Reorganization (including the cost of any proxy soliciting agent). No portion of the expenses will be borne directly or indirectly by AB SGA Fund, Virtus SGA Fund or their shareholders.

If AB SGA Fund’s shareholders do not approve the Reorganization, the Trustees of the Selling Trust will consider other possible courses of action in the best interests of AB SGA Fund and its shareholders.

Description of Virtus SGA Fund Shares

Shares of Virtus SGA Fund issued to the shareholders of AB SGA Fund pursuant to the Plan will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights. Shares will be sold and redeemed based upon their NAV per share next determined after receipt of the purchase or redemption request, as described in Virtus SGA Fund’s SAI.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

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If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.	No gain or loss will be recognized by Virtus SGA Fund upon the receipt of the assets of AB SGA Fund solely in exchange for the shares of Virtus SGA Fund and the assumption by Virtus SGA Fund of the liabilities of AB SGA Fund;

2.	No gain or loss will be recognized by AB SGA Fund on the transfer of its assets to Virtus SGA Fund solely in exchange for Virtus SGA Fund’s shares and the assumption by Virtus SGA Fund of the liabilities of AB SGA Fund or upon the distribution of Virtus SGA Fund’s shares to AB SGA Fund’s shareholders in exchange for their shares of AB SGA Fund;

3.	No gain or loss will be recognized by AB SGA Fund’s shareholders upon the exchange of their shares of AB SGA Fund for shares of Virtus SGA Fund in liquidation of AB SGA Fund;

4.	The aggregate tax basis of the shares of Virtus SGA Fund received by each shareholder of AB SGA Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of AB SGA Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Virtus SGA Fund received by each shareholder of AB SGA Fund will include the period during which the shares of AB SGA Fund exchanged therefor were held by such shareholder (provided that the shares of AB SGA Fund are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of AB SGA Fund acquired by Virtus SGA Fund will be the same as the tax basis of such assets to AB SGA Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of Virtus SGA Fund will include the period during which the assets were held by AB SGA Fund (except where investment activities of Virtus SGA Fund have the effect of reducing or eliminating the holding period with respect to an asset of AB SGA Fund).

6.	For purposes of Section 381 of the Code, Virtus SGA Fund will be treated just as AB SGA Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of AB SGA Fund’s taxable year, AB SGA Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by Virtus SGA Fund as if there had been no Reorganization, and the part of AB SGA Fund’s last taxable year that began before the Reorganization will be included in Virtus SGA Fund’s first taxable year that ends after the Reorganization.

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Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, AB SGA Fund would recognize gain or loss on the transfer of its assets to Virtus SGA Fund and each shareholder of AB SGA Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its AB SGA Fund shares and the fair market value of the shares of Virtus SGA Fund it received.

Pro Forma Capitalization

The following table sets forth the capitalization of AB SGA Fund as of December 31, 2018, and the capitalization of Virtus SGA Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of 1.00 Class A shares, 1.00 Class C shares and 1.00 Class I shares of Vitus SGA Fund for each A Class, C Class and Investor Class share, respectively, of AB SGA Fund, and 1.00 Class R6 shares of Vitus SGA Fund for each Y Class and Institutional Class share of AB SGA Fund.

Capitalization of AB SGA Fund and Virtus SGA Fund (Pro Forma)

	AB SGA Fund	Adjustments(a)	Virtus SGA Fund (Pro Forma) After Reorganization
Net Assets (in 000s)
A Class	$3,472	-	$3,472
C Class	2,702	-	2,702
Investor Class	5,097	$(5,097)	-
Class I	-	5,097	5,097
Y Class	7,330	(7,330)	-
Institutional Class	25,979	(25,979)	-
Class R6	-	33,309	33,309
Total Net Assets	$44,580		$44,580

Net Asset Value Per Share
A Class	$17.07	-	$17.07
C Class	$16.34	-	$16.34
Investor Class	$17.09	$(17.09)	-
Class I	-	$17.09	$17.09
Y Class	$17.38	$(17.38)	-
Institutional Class	$17.48	$(17.48)	-
Class R6	-	$17.48	$17.48

Shares Outstanding (in 000s)
A Class	203	-	203
C Class	165	-	165
Investor Class	298	(298)	-
Class I	-	298	298
Y Class	422	(422)	-
Institutional Class	1,486	(1,486)	-
Class R6	-	1,905	1,905
Total Shares Outstanding	2,574		2,571

(a)	Virtus or its affiliates will bear 100% of the direct expenses of the Reorganization, which are estimated to be approximately $123,000. As a result, there are no pro forma adjustments to net assets with respect to costs of the Reorganization.

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The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of AB SGA Fund at the time of the Reorganization.

Comparison of Distribution and Purchase, Redemption and Exchange Procedures

Resolute Investment Distributors, Inc. (“RID’”), located at 220 East Las Colinas Blvd., Suite 1200, Irving, Texas 75039, is the distributor and principal underwriter of AB SGA Fund’s shares. RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). RID is affiliated with the Manager through common ownership. Under a distribution agreement with the Selling Trust, RID acts as the distributor and principal underwriter of the Selling Trust in connection with the continuous offering of shares of AB SGA Fund. RID continually distributes shares of AB SGA Fund on a best efforts basis. RID has no obligation to sell any specific quantity of AB SGA Fund’s shares.

VP Distributors, LLC (“VP Distributors”), located at One Financial Plaza, Hartford, Connecticut 06103, will be the distributor and principal underwriter of Virtus SGA Fund’s shares. VP Distributors is a registered broker-dealer and is a member of FINRA. VP Distributors is an indirect wholly-owned subsidiary of Virtus and an affiliate of the Adviser. Under an underwriting agreement with the Acquiring Trust, VP Distributors will act as the distributor and principal underwriter of the Acquiring Trust in connection with the continuous offering of shares of Virtus SGA Fund. VP Distributors will continually distribute shares of Virtus SGA Fund on a best effort basis. VP Distributors will have no obligation to sell any specific quantity of Virtus SGA Fund’s shares.

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AB SGA Fund has adopted separate distribution plans for its A Class and C Class shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”), which allows the A Class and C Class shares to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Rule 12b-1 Plan provides that the A Class shares of the Fund will pay up to 0.25% per annum of the average daily net assets attributable to the A Class and the C Class shares of the Fund will pay up to 1.00% per annum of the average daily net assets attributable to the C Class, to the Manager (or another entity approved by the Board of the Selling Trust). AB SGA Fund has also adopted a shareholder services plan for its A Class, C Class and Investor Class shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payment of up to 0.25% of the average daily net assets attributable to the A Class shares, up to 0.25% of the average daily net assets attributable to the C Class shares and up to 0.375% of the average daily net assets attributable to the Investor Class shares. In addition, the Fund may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and Institutional Class shares of the Fund.

Virtus SGA Fund will adopt a distribution plan for each class of shares (except Class I Shares and Class R6 Shares) (i.e., a plan for the Class A Shares and a plan for the Class C Shares) in accordance with Rule 12b-1 under the 1940 Act, to compensate VP Distributors for the services it provides and for the expenses it bears under the underwriting agreement. Class A and Class C shares pay a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the rate 0.75% per annum for Class C Shares.

Purchase, Redemption and Exchange Procedures.

Purchase Procedures. The purchase procedures for AB SGA Fund and Virtus SGA Fund are similar. Investors may invest by contacting the Funds through a broker or other financial institution who sells shares of the Funds, or by mail, telephone or wire. Investors may also contact AB SGA Fund through the internet.

For C Class Shares of AB SGA Fund, the minimum initial amount of investment is $1,000 and the minimum subsequent investment amount is $50 for purchases by ACH, check or exchange, and $250 for purchases by wire transfer. For A Class and Investor Class Shares, the minimum initial amount of investment in AB SGA Fund is $2,500 and the minimum subsequent investment amount is $50 for purchases by ACH, check or exchange, and $250 for purchases by wire transfer. For Y Class Shares, the minimum initial amount of investment in AB SGA Fund is $100,000 and the minimum subsequent investment amount is $50 for purchases by ACH, check or exchange, and there is no minimum subsequent investment amount for purchases by wire transfer. For Institutional Class Shares, the minimum initial amount of investment in AB SGA Fund is $250,000 and the minimum subsequent investment amount is $50 for purchases by ACH, check or exchange, and there is no minimum subsequent investment amount for purchases by wire transfer.

For Class A and Class C Shares of Virtus SGA Fund, the minimum initial investment will generally be $2,500 and the minimum subsequent investment will be $100. For Class I Shares, the minimum initial investment will be $100,000 and there will be no subsequent minimum investment. Class R6 Shares will be available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Code, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

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AB SGA Fund shares may be purchased only in U.S. States and Territories in which they can be legally sold. Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their jurisdiction. The Fund reserves the right to refuse purchases if, in the judgment of the Fund, the transaction would adversely affect the Fund and its shareholders. The Fund has the right to reject any purchase order or cease offering any or all classes of shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept ’’starter’’ checks, credit card checks, money orders, cashier’s checks, or third-party checks.

Virtus SGA Fund shares will only be registered in the United States of America. Regulations outside of the United States may restrict the sale of Shares to certain non-U.S. investors or subject certain shareholder accounts to additional regulatory requirements. The Acquiring Trust reserves the right, however, to sell Virtus SGA Fund shares to certain non-U.S. investors in compliance with applicable law. Virtus SGA Fund will reserve the right to refuse any purchase order for any reason and will notify the investor of any such rejection in accordance with industry and regulatory standards, which is generally within three business days. Payment forms may be accepted at the discretion of the fund; however, the fund generally does not accept cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Fund or the Manager has incurred. Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted or canceled and the monies may be withheld. Additional information for Virtus SGA Fund is set forth in its SAI.

Redemption Procedures. AB SGA Fund permits, and Virtus SGA Fund will permit, redemptions by mail and telephone, and for shares purchased through a financial intermediary, through a broker-dealer or other financial intermediary. AB SGA Fund also permits redemptions through wire and by internet. Additionally, each Fund has also reserved the right to redeem shares “in kind.” Additional shareholder account information for Virtus SGA Fund is set forth below, and in its SAI.

Exchange Procedures. Under certain circumstances, shares of AB SGA Fund and Virtus SGA Fund may be exchanged for shares of the same class of another American Beacon Fund or Virtus Mutual Fund, respectively. Additional information for Virtus SGA Fund is set forth below, and in its SAI.

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MANAGEMENT OF VIRTUS SGA FUND

American Beacon and SGA are the investment adviser and subadviser, respectively, to AB SGA Fund. Following the Reorganization, VIA and SGA will serve as investment adviser and subadviser, respectively, to Virtus SGA Fund.

The Adviser

VIA is responsible for managing Virtus SGA Fund’s investment program and for the general operations of the Fund, including oversight of the Subadviser and recommending its hiring, termination and replacement.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of Virtus, a publicly traded multi-manager asset management business.

•	The Adviser acts as the investment adviser for over 40 mutual funds, with assets under management of approximately $31.7 billion as of September 30, 2018.

•	The Adviser is located at One Financial Plaza, Hartford, Connecticut 06103.

Management Fees

For its management and supervision of the daily business affairs of Virtus SGA Fund, VIA is entitled to receive a monthly fee that is accrued daily against the value of the Fund’s average daily net assets at an annual rate of 0.80%.

VIA has contractually agreed to limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of Virtus SGA Fund so that expenses do not exceed, on an annualized basis, 1.38% for Class A, 2.13% for Class C, 1.13% for Class I and 0.98% for Class R6 shares through May 31, 2021.

Following the contractual period, VIA may discontinue these reimbursement arrangements at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement.

The Subadviser

Sustainable Growth Advisers, L.P. is the investment subadviser to Virtus SGA Fund. Pursuant to the Subadvisory Agreement with VIA, the Subadviser is responsible for the day-to-day management of Virtus SGA Fund’s portfolio.

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Facts about the Subadviser:

•	The Subadviser is an indirect majority-owned subsidiary of Virtus, and was founded in 2003.

•	The Subadviser is located at 301 Tresser Boulevard, Suite 1310, Stamford, Connecticut 06901.

•	The Subadviser is a registered investment advisor that provides investment advice to institutional and individual clients, private investment companies and mutual funds, and had approximately $12.1 billion in assets under management as of September 30, 2018, of which $10.3 billion is regulatory assets under management and $1.8 billion is model/emulation assets under contract.

The Acquiring Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Virtus SGA Fund. Virtus SGA Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 50% of the net investment management fee.

A discussion of the Acquiring Trust Board’s consideration and approval of the management agreement between Virtus SGA Fund and VIA and the Subadvisory Agreement among the Acquiring Trust, the Subadviser and VIA will be available in Virtus SGA Fund’s Annual Report for the period from its inception through September 30, 2019.

Portfolio Management

The following individuals will be jointly and primarily responsible for the day-to-day management of Virtus SGA Fund’s portfolio:

George P. Fraise is a Portfolio Manager and a member of SGA’s Investment Committee. Prior to co-founding SGA in 2003, Mr. Fraise was Executive Vice President of Yeager, Wood & Marshall, Inc., a registered investment advisor, from 2000-2003 where he was a member of the Investment Policy Committee, a member of the Board of Directors and co-manager of the John Hancock U.S. Global Leaders Growth Fund, a mutual fund, and the U.S. Global Leaders Growth Fund, Ltd. an offshore fund. Mr. Fraise began his investment career in 1987 as an equity analyst at Drexel Burnham Lambert. In 1990, he joined Smith Barney as a senior analyst responsible for the coverage of electrical equipment stocks. He also held a senior analyst position at Chancellor Capital Management. In 1997, Mr. Fraise joined Scudder Kemper Investments where he was Senior Vice President and co-manager of the Scudder Large Company Growth Fund until 2000.

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Gordon M. Marchand, CFA, CIC is a Portfolio Manager and a member of SGA’s Investment Committee. Prior to co-founding SGA in 2003, Mr. Marchand was an executive officer, a member of the Investment Policy Committee and a member of the Board of Directors at Yeager, Wood & Marshall, Inc., a registered investment advisor, from 1984 to 2003. He was also the firm’s Chief Operating and Financial Officer. Mr. Marchand began his career as a management consultant for Price Waterhouse. He is a Chartered Financial Analyst (“CFA”), a Chartered Investment Counselor (“CIC”) and a Certified Public Accountant (“CPA”). Mr. Marchand is past Chairman, President and a member of the Governing Board of the Investment Adviser Association. He is a member of the CFA Institute.

Robert L. Rohn is a Portfolio Manager and a member of SGA’s Investment Committee. Prior to co-founding SGA in 2003, Mr. Rohn was a portfolio manager and principal with W.P. Stewart & Co, Ltd. (“W.P. Stewart”), an investment advisory firm noted for managing large-cap growth stock portfolios. During his twelve year tenure with W.P. Stewart, he was CEO of the firm’s core U.S. investment business and served as Chairman of the firm’s Management Committee. From 1988 through 1991, he was a Vice President with Yeager, Wood & Marshall, Inc., where he was a member of the Investment Policy Committee with responsibilities in equity analysis and portfolio management.

Please refer to Virtus SGA Fund’s SAI for additional information about Virtus SGA Fund’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Virtus SGA Fund.

Other Service Providers

Virtus SGA Fund will engage the service providers set forth in the chart below.

Service Provider
Principal Underwriter and Distributor	VP Distributors, LLC
Administrator and Transfer Agent	Virtus Fund Services, LLC
Sub-Administrative and Accounting Agent and Sub-Transfer Agent	BNY MellonInvestment Servicing (US) Inc.
Custodian and Securities Lending Agent	The Bank of New York Mellon
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVE
AND PRINCIPAL INVESTMENT STRATEGIES OF VIRTUS SGA FUND

Non-Fundamental Investment Objective:

Virtus SGA Fund has an investment objective of long-term capital appreciation. Virtus SGA Fund’s non-fundamental investment objective may be changed by the Acquiring Trust’s Board of Trustees without shareholder approval. If the Fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective and shareholders will be provided with at least 60 days advance notice of such change. There is no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies:

Virtus SGA Fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the fund will invest primarily in equity securities, with at least 40% of the fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund's subadviser, SGA, considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. The fund may invest up to 25% of its net assets in the securities of companies located in countries included in the MSCI Emerging Markets Index.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations, but will generally invest in large and medium capitalization companies and convertible securities of any duration. The fund’s subadviser considers large and medium sized companies to be those with market capitalizations over $25 billion and from $5 billion to $25 billion, respectively, at the time of purchase. The fund will allocate its assets among various regions and countries (but no fewer than three non-U.S. countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to certain sectors may be lower at a future date, and the fund’s exposure to other market sectors may be higher.

SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the fund’s risk exposure to adverse fluctuations in currency exchange rates. The fund may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

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Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see Virtus SGA Fund’s SAI for additional information about the securities and investment strategies described in this Prospectus/Proxy Statement and about additional securities and investment strategies that may be used by Virtus SGA Fund.

PRICING OF FUND SHARES

How is the Share Price determined?

Virtus SGA Fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the Fund and the number of outstanding shares of that class. In general, Virtus SGA Fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the Fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining Virtus SGA Fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Acquiring Trust’s Board of Trustees.

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Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of Virtus SGA Fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of Virtus SGA Fund is determined as of the close of regular trading (normally 4:00 PM Eastern Time) on days when the NYSE is open for trading. Virtus SGA Fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If Virtus SGA Fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, Virtus SGA Fund determines a “fair value” for an investment according to policies and procedures approved by the Acquiring Trust’s Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which Virtus SGA Fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by Virtus SGA Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.

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Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that Virtus SGA Fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using Virtus SGA Fund’s fair valuation procedures, may not reflect such security’s market value.

At what price are shares purchased?

All investments received by Virtus SGA Fund’s authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM Eastern Time) will be executed based on that day’s NAV; investments received by Virtus SGA Fund’s authorized agents in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of Virtus SGA Fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the Fund’s NAV is calculated following the dividend record date.

SALES CHARGES

What are the classes and how do they differ?

Virtus SGA Fund offers multiple classes of shares. Each class of shares has different sales and distribution charges. For certain classes of shares, Virtus SGA Fund has adopted distribution and service plans allowed under Rule 12b-1 of the 1940 Act that authorize the Fund to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of its shares and for services provided to shareholders.

The Rule 12b-1 Fees for each class of Virtus SGA Fund are as follows:

Fund	Class A	Class C	Class I	Class R6
Virtus SGA Fund	0.25%	1.00%	None	None

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What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in Virtus SGA Fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse, domestic partner, children and minor grandchildren.

Your financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and/or waiver to make certain all involved parties have the necessary data. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial representative at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase Fund shares through another intermediary offering such waivers or discounts or directly from the Fund if the Fund offers such waivers or discounts.

Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in Virtus SGA Fund’s SAI in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.

Class A Shares. If you purchase Class A Shares of Virtus SGA Fund, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” and “Class A Sales Charge Reductions and Waivers” below.) Generally, Class A Shares are not subject to any charges by Virtus SGA Fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions of purchases of $1,000,000 or more of Class A shares within 18 months of a finder’s fee being paid on such shares. Shareholders of AB SGA Fund will be subject to the CDSC schedule of AB SGA Fund (0.50%) through September 30, 2020, after which it will increase to 1.00%. No front-end sales charge is applied to purchases of $1,000,000 or more of Virtus SGA Fund. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees (0.25%) and generally pay higher dividends than Class C Shares.

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Class C Shares. If you purchase Class C Shares of Virtus SGA Fund, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares of Virtus SGA Fund within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares do not convert to any other class of shares of Virtus SGA Fund, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I Shares of Virtus SGA Fund are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services; or (ii) have entered into an agreement with the Distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Acquiring Trust and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

Class R6 Shares. Class R6 Shares of Virtus SGA Fund are offered to the following investors (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares) without a minimum initial investment: (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 Shares are held on the books of a fund through plan level or omnibus accounts; (ii) banks and trust companies; (iii) insurance companies; (iv) registered investment companies; and (v) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. The minimum initial investment amount may be waived subject to the Fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in Virtus SGA Fund’s SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor.

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Sales Charge you may pay to purchase Class A Shares

Amount of Transaction at Offering Price	Sales Charge as a percentage of
	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None

Class A Sales Charge Reductions and Waivers

Investors may qualify for reduced or no initial (front-end) sales charges, as shown in the table above, through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Gifting of Shares, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in Virtus SGA Fund’s SAI. These reductions and waivers do not apply to any CDSC that may be applied to certain Class A Share redemptions.

Combination Purchase Privilege. Your purchase of any class of shares of Virtus SGA Fund or any other Virtus Mutual Fund, if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of Virtus SGA Fund or any other Virtus Mutual Fund, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the Letter of Intent amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

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Right of Accumulation. The value of your account(s) in any class of shares of Virtus SGA Fund or any other Virtus Mutual Fund if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of Virtus SGA Fund or any other Virtus Mutual Fund at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with Virtus SGA Fund’s right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to Virtus SGA Fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, Virtus SGA Fund may sell its Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, as described below.

If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares, provided that such purchase is made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund:

(1)	Trustee, director or officer of any Virtus Mutual Fund, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates;

(2)	Any director or officer, or any full-time employee or sales representative (for at least 90 days), of the applicable Fund’s Adviser, subadviser or Distributor;

(3)	Any private client of an Adviser or subadviser to any Virtus Mutual Fund;

(4)	Registered representatives and employees of securities dealers with whom the Distributor has sales agreements;

(5)	Any qualified retirement plan exclusively for persons described above;

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(6)	Any officer, director or employee of a corporate affiliate of the Adviser, a subadviser or the Distributor;

(7)	Any spouse or domestic partner, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above;

(8)	Employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates;

(9)	Any employee or agent who retires from the Distributor and/or their corporate affiliates or from PNX, as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008;

(10)	Any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;

(11)	Any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan;

(12)	Any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge;

(13)	Any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000;

(14)	Any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open-or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.

If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:

(15)	Individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients (see Appendix A to this Prospectus/Proxy Statement);

(16)	Purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;

(17)	Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code (the “Code”), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or

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(18)	Clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (15) through (18) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

Contingent Deferred Sales Charge you may pay on Class A Shares

Investors buying Class A Shares of Virtus SGA Fund on which a finder’s fee has been paid may incur a CDSC of 0.50% if they redeem their shares. (The CDSC is expected to increase to 1.00% after September 30, 2020.) The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.

Deferred Sales Charge Alternative—Class C Shares

Class C Shares are purchased without an initial sales charge; however, shares sold within one year of purchase are subject to a CDSC of 1.00%. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The date of purchase will be used to calculate the number of shares owned and time period held.

Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

Class A and Class C Shares— Reductions and Waivers of Deferred Sales Charges

The CDSC is waived on the redemption (sale) of Class A and Class C Shares if the redemption is made:

(a)	within one year of death;

(i)	of the sole shareholder on an individual account,

(ii)	of a joint tenant where the surviving joint tenant is the deceased’s spouse or domestic partner,

(iii)	of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account, or

(iv)	of the “grantor” on a trust account;

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(b)	within one year of disability, as defined in Code Section 72(m)(7);

(c)	as a mandatory distribution upon reaching age 70½ under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA;

(d)	by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid;

(e)	based on the exercise of exchange privileges among Class A Shares , Class C Shares and Class C1 Shares of the fund and any of the Virtus Mutual Funds;

(f)	based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and

(g)	based on the systematic withdrawal program, provided such withdrawals do not exceed more than 1% monthly or 3% quarterly of the aggregate net investments. (See “Systematic Withdrawal Program” in Virtus SGA Fund’s SAI for additional information about these restrictions.)

If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares through a financial intermediary offering them. Different intermediaries may impose different sales charges (including partial reduction in or waivers of sales charges) other than those listed in this section, provided that they do not exceed the maximum sales charge listed. See Appendix A to this Prospectus/Proxy Statement.

Compensation to Dealers

Class A Shares, Class C Shares and Class I Shares Only

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $500,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

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With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor or the Fund’s transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation for the sale and promotion of shares of the Fund. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

Dealers and other entities that enter into special arrangements with the Distributor or the Transfer Agent may receive compensation from or on behalf of Virtus SGA Fund for providing certain recordkeeping and related services to the Fund or its shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.

From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. The Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC in an amount equal to 0.50% may be imposed on certain redemptions of such Class A investments. (The CDSC is expected to increase to 1.00% 18 months after the close of the Reorganization.) The CDSC may be imposed on redemptions within 18 months of a finder’s fee being paid. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. Dealers must have an aggregate value of $50,000 or more per Fund CUSIP to qualify for payment. The Distributor reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

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The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending Virtus SGA Fund for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at http://virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.

Class R6 Shares Only

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the fund’s shares.

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HOW TO BUY SHARES

Class A Shares, Class C Shares and Class I Shares Only

To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the fund. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

The price at which a purchase is effected is based on the NAV next determined after receipt of a purchase order in good order by the Transfer Agent or an authorized agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent or an authorized agent, each in legible form.

Virtus SGA Fund reserves the right to refuse any order that may disrupt the efficient management of the Fund.

Minimum Investments

Minimum initial investments applicable to Class A and Class C Shares:

•	$100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional details.)

•	There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•	$2,500 for all other accounts.

Minimum additional investments applicable to Class A and Class C Shares:

•	$100 for any account.

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•	There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into another account.

Minimum initial investments applicable to Class I Shares:

•	$100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional detail.)

There is no minimum additional investment requirement applicable to Class I Shares.

For Class R6 Shares, there is no minimum initial investment and there is no minimum for additional purchases. R6 Shares are available only to the following investors: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of Virtus SGA Fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement.

HOW TO SELL SHARES

Class A Shares, Class C Shares and Class I Shares Only

To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

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Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

You have the right to have Virtus SGA Fund buy back shares at the NAV next determined after receipt of a redemption request in good order by the Transfer Agent or an authorized agent. In the case of a Class C Share redemption, and certain Class A Share redemptions, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. Virtus SGA Fund does not charge any redemption fees.

Regardless of the method used by the Fund for payment (e.g., check, wire or electronic transfer (ACH)), payment for shares redeemed will normally be sent one business day after the request is received in good order by the transfer agent, or one business day after the trade has settled for trades submitted through the NSCC, but will in any case be made within seven days after tender. The Fund expects to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until it has determined a request was received in good order and checks received for shares purchased have cleared, which may take up to 15 days.

THINGS YOU SHOULD KNOW WHEN SELLING SHARES

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of Virtus SGA Fund.

Class A Shares, Class C Shares and Class I Shares

Redemption requests will not be honored until all required documents, in proper form, have been received. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Transfer Agent at 800-243-1574.

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Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.

As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.

Redemptions by Mail

➔ If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instructions with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

➔ If you are selling shares held in a corporate or fiduciary account, please contact the Transfer Agent at 800-243-1574.

The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this Prospectus/Proxy Statement, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

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The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this Prospectus/Proxy Statement.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.

Class R6 Shares Only

If you are investing through a qualified retirement plan, bank or trust company, insurance company, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

All Share Classes

Payment of Redemptions In Kind

Virtus SGA Fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the Fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the Fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Investors who are paid redemption proceeds in kind will receive a pro rata share of Virtus SGA Fund’s portfolio, which may include illiquid securities. Any securities received remain at market risk until sold. Brokerage commissions and capital gains may be incurred when converting securities received into cash. On any illiquid securities received, the investor will bear the risk of not being able to sell the securities at all.

ACCOUNT POLICIES

Account Reinstatement Privilege

Subject to Virtus SGA Fund’s policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Fund Services at 800-243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.

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Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, Virtus SGA Fund reserves the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of Virtus SGA Fund.

Uncashed Checks

If any correspondence sent by Virtus SGA Fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the Fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in Virtus SGA Fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Inactive Accounts

As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, Virtus may be required to transfer the assets to your state under the state’s abandoned property law.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.

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•	You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class C1 Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

•	Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in Virtus SGA Fund’s SAI).

•	The exchange of shares of one fund for shares of a different fund is treated as a sale of the original fund’s shares and any gain on the transaction may be subject to federal income tax.

•	In certain circumstances, a fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund, Distributor or Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund, the Distributor or the Transfer Agent and the financial intermediary. Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not using a financial intermediary) may be permitted to exchange shares of one class of the fund into another class of the same fund, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.

Disruptive Trading and Market Timing

Virtus SGA Fund is not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

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Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•	dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•	an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing a fund to maintain a higher level of cash than would otherwise be the case, or causing a fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of the fund may expose the fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the NAV of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the NAV of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the Acquiring Trust’s Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board of Trustees has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of the fund within 30 days. Shareholders of the fund are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the fund, in other funds within the Virtus Mutual Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The fund may permit exchanges that management believes, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

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Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the fund’s policies regarding excessive trading activity. The fund may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for the fund by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The fund currently does not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The fund reserves the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The fund does not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The fund reserves the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of Virtus SGA Fund may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.

INVESTOR SERVICES AND OTHER INFORMATION

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Complete the “Systematic Purchase” section on the application and include a voided check.)

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Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (Complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through Automated Clearing House (“ACH”) to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Portfolio Holdings. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in Virtus SGA Fund’s SAI.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Virtus SGA Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares. Class R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to brokers or other entities to assist in, or in connection with, the sale of the Fund’s shares.

Ask your financial advisor or visit your financial intermediary’s Web site for more information.

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COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

AB SGA Fund is a separate diversified series of the Selling Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust, while Virtus SGA Fund is a separate diversified series of the Acquiring Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The operations of the Selling Trust are governed by its Amended and Restated Declaration of Trust, and By-Laws, Board of Trustees, Massachusetts law and federal law. The Acquiring Trust is governed by its Agreement and Declaration of Trust, as amended or supplemented, and By-Laws, Board of Trustees, Delaware law and federal law. The Agreement and Declaration of Trust, as amended or supplemented, of each of the Selling Trust and the Acquiring Trust is referred to in this Prospectus/Proxy Statement as the “Declaration of Trust” and together as the “Declarations of Trust.” The Selling Trust and Acquiring Trust each is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Selling Trust currently consist of AB SGA Fund and 33 other mutual funds of various asset classes; the series of the Acquiring Trust currently consist of Virtus SGA Fund and 11 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Selling Trust and Acquiring Trust are each represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declarations of Trust of the Selling Trust and the Acquiring Trust each permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of AB SGA Fund are offered in five classes (A Class, C Class, Investor Class, Y Class, and Institutional Class), while Virtus SGA Fund offers four classes (Class A, Class C, Class I and Class R6 shares). Shares of the classes of AB SGA Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than sales charges and the payment of fees under AB SGA Fund’s separate Rule 12b-1 Plans for its A Class and C Class shares, which allows the A Class and C Class shares to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. Shares of the classes of Virtus SGA Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the respective Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to a Rule 12b-1 Plan, that affect only their particular class.

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Shareholder Liability

The Selling Trust is an entity of the type commonly known as a “Massachusetts business trust.” A copy of the Selling Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the Selling Trust. However, the Selling Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Selling Trust and provides for indemnification and reimbursement of expenses out of Selling Trust property for any shareholder held personally liable for the obligations of the Selling Trust. The Declaration of Trust also provides that the Selling Trust may maintain appropriate insurance (e.g., fidelity bonding) for the protection of the Selling Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Selling Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.As a Delaware statutory trust, the Acquiring Trust’s operations are governed by its Declaration of Trust, as amended. A copy of the Acquiring Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, a shareholder agrees to be bound by the Acquiring Trust’s Declaration of Trust, as amended. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Acquiring Trust’s Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Acquiring Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Acquiring Trust’s Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of an Acquiring Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Acquiring Trust’s business and the nature of its assets, the risk of personal liability to a Virtus SGA Fund shareholder is remote.

Shareholder Meetings and Voting Rights

Neither the Selling Trust nor the Acquiring Trust, on behalf of AB SGA Fund and Virtus SGA Fund, respectively, is required to hold annual shareholders’ meetings to elect Trustees or for other purposes. It is anticipated that neither the Selling Trust nor the Acquiring Trust will hold shareholders’ meetings unless required by law or the respective Declaration of Trust. The Selling Trust and Acquiring Trust each will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees then holding office have been elected by the shareholders of the Trust. The Boards of the Selling Trust and the Acquiring Trust each is required to call a meeting for the purpose of considering the removal of persons serving as Trustees if requested in writing to do so by the holder or holders of not less than 10% of the outstanding shares of the Trust entitled to vote. The Boards of the Selling Trust and the Acquiring Trust each will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act. Shares of the Selling Trust and the Acquiring Trust do not entitle their respective holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the respective Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees of the Selling Trust and the Acquiring Trust, shareholders of the respective Trust are entitled to one vote for each dollar of NAV (number of shares held times the NAV per share of the applicable class of the applicable Fund).

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Except when a larger quorum is required by applicable law or the Selling Trust’s or Acquiring Trust’s Declaration of Trust, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting of the Selling Trust and the Acquiring Trust, as applicable, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Shareholders of all funds of a Trust vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Rule 12b-1 Plan for a particular class of shares), a separate vote of that Fund or class is required. Neither the Selling Trust nor the Acquiring Trust holds regular meetings of shareholders of the Funds.

Liquidation

In the event of the liquidation of either the Selling Trust or the Acquiring Trust, a Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities of the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of a Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Selling Trust’s Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust, unless it is determined in the manner provided in the Declaration of Trust that the Trustee or officer has not acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. However, nothing in the Selling Trust’s Declaration of Trust protects or indemnifies a Trustee or officer of the Trust against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The Acquiring Trust’s Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Acquiring Trust’s Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

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The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust and By-Laws of the Selling Trust and Acquiring Trust, and Massachusetts, Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Massachusetts, Delaware and federal law, as applicable, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of AB SGA Fund in connection with a solicitation of proxies by the Trustees of the Selling Trust, to be used at the Meeting of Shareholders to be held at 2:00 p.m. Central Time, April 23, 2019, at the offices of the Selling Trust, 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039, and at any adjournments thereof (previously defined as the Meeting). This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of AB SGA Fund on or about February 15, 2019.

The Board of Trustees of the Selling Trust has fixed the close of business on February 4, 2019 as the record date (the “Record Date”) for determining the shareholders of AB SGA Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each dollar of NAV (number of shares held times the NAV per share of the applicable class of the applicable Fund).

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Selling Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

How to vote:

While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Mail:	Complete the enclosed proxy card and return it in the enclosed postage-prepaid envelope;

Internet:	Instructions for voting online at www.proxy-direct.com/SGA-30239 can be found on the enclosed proxy card; and

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Phone:	Cast your vote by automated touchtone phone at 800-337-3503 or with a proxy voting representative by calling 866-456-7938. Further details can be found on the enclosed proxy card.

If you have any questions regarding the Reorganization or the proxy card, or need assistance voting your shares, please contact Computershare, Inc., the Selling Trust’s proxy solicitor, toll-free at 866-456-7938 or the Selling Trust toll-free at 800-658-5811, option 1.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

A majority of the outstanding voting shares of AB SGA Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the NYSE, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes have the effect of shares voted against the Plan. Because there are no proposals on which broker-dealers may vote in their discretion on behalf of their clients, the AB SGA Fund does not expect to receive any broker non-votes.

In addition to the proxy solicitation by mail, representatives of the Selling Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by Virtus or its affiliates. The anticipated cost of this proxy solicitation is approximately [$123,000], plus expenses.

If shareholders of AB SGA Fund do not vote to approve the Plan, the Trustees of the Selling Trust will consider other possible courses of action in the best interests of AB SGA Fund and its shareholders. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

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A shareholder of AB SGA Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Selling Trust’s Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Virtus SGA Fund that they receive in the transaction at their then-current net asset value. Shares of AB SGA Fund may be redeemed at any time prior to the Reorganization. Shareholders of AB SGA Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Selling Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Selling Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Selling Trust in a reasonable period of time prior to that meeting.

The votes of the shareholders of Virtus SGA Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of AB SGA Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of AB SGA Fund owned as of the Record Date. As of the Record Date, the total number of shares for each share class of AB SGA Fund outstanding was as follows:

Number of Shares
A Class

C Class

Investor Class

Y Class

Institutional Class

Total

[As of the Record Date, the officers and Trustees of the Selling Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of AB SGA Fund.]

As of the Record Date, there were no outstanding shares of Virtus SGA Fund.

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Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns of record or beneficially 5% or more of any Class of a Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over a Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of AB SGA Fund were as follows:

Name and Address	Class	No. of Shares	% of Class of Shares of Fund Before Reorganization	% of Class of Shares of Fund After Reorganization

TAX STATUS OF DISTRIBUTIONS

Virtus SGA Fund plans to make distributions from net investment income semiannually and to distribute net realized capital gains, if any, at least annually.

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Selling Trust relating to AB SGA Fund, for the year ended January 31, 2018, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

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LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Virtus SGA Fund will be passed upon by Kevin J. Carr, Esq., Secretary of the Acquiring Trust and Senior Counsel of Virtus.

ADDITIONAL INFORMATION

The Selling Trust and Acquiring Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. Text-only versions of all of the Funds’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s internet site at www.sec.gov. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the following regional offices of the SEC: Atlanta – 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – 701 Market Street, Suite 2000, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can obtain copies, upon payment of a duplicating fee at prescribed rates, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-5850.

OTHER BUSINESS

The Trustees of the Selling Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE SELLING TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

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FINANCIAL HIGHLIGHTS

The tables below present financial information of AB SGA Fund. No information is presented for Virtus SGA Fund because it has not commenced operations as of the date of this Prospectus/Proxy Statement. These tables are intended to help you understand AB SGA Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information for the fiscal periods ended January 31, 2018, 2017, 2016, 2015 and 2014 was audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on AB SGA Fund’s financial statements, is included in AB SGA Fund’s most recent Annual Report, which is available upon request. The information for the six months ended July 31, 2018 has not been audited. Following the Reorganization, Virtus SGA Fund will adopt the financial statements of AB SGA Fund.

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American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months		Year Ended January 31,				Four Months
	Ended						Ended		Year Ended
	July 31,						January 31,		September 30,
	2018		2018	2017	2016	2015	2014		2013
	(unaudited)
Net asset value, beginning of period	$20.11		$15.11	$13.79	$13.43	$13.05	$13.15		$12.04
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	0.03	0.03	0.06	0.01		(0.04	)A
Net gains on investments (both realized and unrealized)	0.14		5.65	1.84	0.56	0.72	0.15		1.36
Total income from investment operations	0.15		5.64	1.87	0.59	0.78	0.16		1.32
Less distributions:
Dividends from net investment income	-		-	-	(0.02)	(0.03)	-		-
Distributions from net realized gains	-		(0.64)	(0.55)	(0.21)	(0.37)	(0.26)		(0.21)
Total distributions	-		(0.64)	(0.55)	(0.23)	(0.40)	(0.26)		(0.21)
Net asset value, end of period	$20.26		$20.11	$15.11	$13.79	$13.43	$13.05		$13.15
Total returnB	0.75	%C	37.64%	13.66%	4.26%	5.98%	1.13	%C	11.21	%D

Ratios and supplemental data:
Net assets, end of period	$22,942,659		$15,912,971	$7,698,159	$6,219,477	$5,106,079	$4,738,199		$4,351,023
Ratios to average net assets:
Expenses, before reimbursements	1.14	%E	1.34%	2.03%	2.62%	3.82%	5.28	%E	8.00%
Expenses, net of reimbursements	0.98	%E	0.98%	0.98%	0.98%	0.98%	1.00	%E	1.75%
Net investment income (loss), before expense reimbursements	0.15	%E	(0.28)%	(0.83)%	(1.37)%	(2.41)%	(4.12	)%E	(6.56)%
Net investment income (loss), net of reimbursements	0.31	%E	0.08%	0.21%	0.27%	0.42%	0.16	%E	(0.31)%
Portfolio turnover rate	15	%C	31%	32%	39%	38%	15	%F	39%

A	The Predecessor Fund calculated the change in undistributed net investment income based on average shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Total returns would have been lower had expenses not been waived or absorbed by the Predecessor Fund. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.
E	Annualized.
F	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.

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American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months		Year Ended January 31,					October 4,
	Ended							2013A to
	July 31,							January 31,
	2018		2018		2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$20.01		$15.05		$13.75	$13.41	$13.05	$13.25
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.00	B	(0.03)	0.02	0.04	0.00	B
Net gains on investments (both realized and unrealized)	0.13		5.60		1.88	0.55	0.72	0.06
Total income from investment operations	0.14		5.60		1.85	0.57	0.76	0.06
Less distributions:
Dividends from net investment income	-		-		-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.64)		(0.55)	(0.21)	(0.37)	(0.26)
Total distributions	-		(0.64)		(0.55)	(0.23)	(0.40)	(0.26)
Net asset value, end of period	$20.15		$20.01		$15.05	$13.75	$13.41	$13.05
Total returnC	0.70	%D	37.52%		13.55%	4.12%	5.83%	0.37	%D

Ratios and supplemental data:
Net assets, end of period	$15,669,876		$5,732,352		$1,706,678	$127,585	$119,680	$105,161
Ratios to average net assets:
Expenses, before reimbursements	1.22	%E	1.40%		1.88%	2.72%	3.84%	10.23	%E
Expenses, net of reimbursements	1.08	%E	1.08%		1.07%	1.08%	1.08%	1.08	%E
Net investment income (loss), before expense reimbursements	0.05	%E	(0.37)%		(0.96)%	(1.51)%	(2.44)%	(9.09	)%E
Net investment income (loss), net of reimbursements	0.19	%E	(0.04)%		(0.15)%	0.13%	0.32%	0.06	%E
Portfolio turnover rate	15	%D	31%		32%	39%	38%	15	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.

98

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months		Year Ended January 31,				October 4,
	Ended						2013A to
	July 31,						January 31,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$19.75		$14.90	$13.66	$13.36	$13.03	$13.25
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.04)	0.06	(0.04)	0.01	(0.01)
Net gains on investments (both realized and unrealized)	0.17		5.53	1.73	0.57	0.72	0.05
Total income from investment operations	0.11		5.49	1.79	0.53	0.73	0.04
Less distributions:
Dividends from net investment income	-		-	-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.64)	(0.55)	(0.21)	(0.37)	(0.26)
Total distributions	-		(0.64)	(0.55)	(0.23)	(0.40)	(0.26)
Net asset value, end of period	$19.86		$19.75	$14.90	$13.66	$13.36	$13.03
Total returnB	0.56	%C	37.16%	13.20%	3.84%	5.60%	0.22	%C

Ratios and supplemental data:
Net assets, end of period	$11,131,939		$19,473,640	$11,414,261	$421,630	$108,458	$106,990
Ratios to average net assets:
Expenses, before reimbursements	1.37	%D	1.57%	2.05%	3.08%	5.28%	10.37	%D
Expenses, net of reimbursements	1.36	%D	1.36%	1.34%	1.36%	1.36%	1.36	%D
Net investment (loss), before expense reimbursements	(0.03	)%D	(0.50)%	(1.14)%	(2.04)%	(3.88)%	(9.22	)%D
Net investment income (loss), net of reimbursements	(0.02	)%D	(0.29)%	(0.43)%	(0.32)%	0.05%	(0.22	)%D
Portfolio turnover rate	15	%C	31%	32%	39%	38%	15	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.

99

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months		Year Ended January 31,					October 4,
	Ended							2013A to
	July 31,							January 31,
	2018		2018	2017	2016	2015		2014
	(unaudited)
Net asset value, beginning of period	$19.72		$14.89	$13.65	$13.35	$13.03		$13.25
Income (loss) from investment operations:
Net investment income (loss)	0.00	B	(0.02)	0.03	(0.03)	0.00	B	0.00	B
Net gains on investments (both realized and unrealized)	0.11		5.49	1.76	0.56	0.72		0.04
Total income from investment operations	0.11		5.47	1.79	0.53	0.72		0.04
Less distributions:
Dividends from net investment income	-		-	-	(0.02)	(0.03)		-
Distributions from net realized gains	-		(0.64)	(0.55)	(0.21)	(0.37)		(0.26)
Total distributions	-		(0.64)	(0.55)	(0.23)	(0.40)		(0.26)
Net asset value, end of period	$19.83		$19.72	$14.89	$13.65	$13.35		$13.03
Total returnC	0.56	%D	37.05%	13.21%	3.84%	5.53%		0.22	%D

Ratios and supplemental data:
Net assets, end of period	$4,275,541		$3,835,023	$1,028,223	$345,107	$434,636		$362,595
Ratios to average net assets:
Expenses, before reimbursements	1.45	%E	1.72%	2.33%	3.05%	4.19%		8.22	%E
Expenses, net of reimbursements	1.38	%E	1.38%	1.38%	1.38%	1.42%		1.48	%E
Net investment (loss), before expense reimbursements	(0.14	)%E	(0.77)%	(1.22)%	(1.90)%	(2.78)%		(6.91	)%E
Net investment (loss), net of reimbursements	(0.07	)%E	(0.43)%	(0.27)%	(0.22)%	(0.01)%		(0.17	)%E
Portfolio turnover rate	15	%D	31%	32%	39%	38%		15	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.

100

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months		Year Ended January 31,				October 4,
	Ended						2013A to
	July 31,						January 31,
	2018		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$19.04		$14.50	$13.40	$13.21	$13.00	$13.25
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.04)	0.05	(0.12)	(0.05)	(0.04)
Net gains on investments (both realized and unrealized)	0.10		5.22	1.60	0.54	0.66	0.05
Total income from investment operations	0.03		5.18	1.65	0.42	0.61	0.01
Less distributions:
Dividends from net investment income	-		-	-	(0.02)	(0.03)	-
Distributions from net realized gains	-		(0.64)	(0.55)	(0.21)	(0.37)	(0.26)
Total distributions	-		(0.64)	(0.55)	(0.23)	(0.40)	(0.26)
Net asset value, end of period	$19.07		$19.04	$14.50	$13.40	$13.21	$13.00
Total returnB	0.16	%C	36.04%	12.41%	3.04%	4.69%	(0.01	)%C

Ratios and supplemental data:
Net assets, end of period	$2,104,471		$2,061,699	$988,762	$410,331	$393,478	$109,489
Ratios to average net assets:
Expenses, before reimbursements	2.18	%D	2.47%	3.08%	3.76%	4.77%	11.36	%D
Expenses, net of reimbursements	2.13	%D	2.13%	2.12%	2.13%	2.16%	2.23	%D
Net investment (loss), before expense reimbursements	(0.87	)%D	(1.42)%	(1.95)%	(2.51)%	(3.41)%	(10.22	)%D
Net investment (loss), net of reimbursements	(0.82	)%D	(1.08)%	(1.00)%	(0.89)%	(0.80)%	(1.09	)%D
Portfolio turnover rate	15	%C	31%	32%	39%	38%	15	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized

101

This Appendix A is part of, and is incorporated into, the prospectus.

Appendix A

Intermediary Sales Charge Discounts and Waivers

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, in order to receive these waivers or discounts shareholders will have to purchase fund shares through another intermediary offering such waivers or discounts or directly from the fund if the fund offers such waivers or discounts. Please see the section entitled “Sales Charges – What arrangement is best for you?” for more information on sales charges and waivers available for different classes.

Ameriprise Financial

Effective June 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor s spouse, advisor s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Merrill Lynch

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

102

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•	Shares of funds purchased through the Merrill Edge Self-Directed platform.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•	Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A Shares and Class C Shares available at Merrill Lynch

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.

•	Shares acquired through a right of reinstatement.

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end Load Discounts on Class A Shares Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI. Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley s account linking rules.

103

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•	Class C (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to Class A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A Shares and Class C Shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus..

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts on Class A Shares Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

104

Exhibit A – Form of Agreement and Plan of Reorganization

Agreement and Plan of Reorganization

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ______day of _____2018, by and between Virtus Equity Trust, a Delaware statutory trust, on behalf of its series Virtus SGA Global Growth Fund (“Acquiring Fund”), and American Beacon Funds, a Massachusetts business trust, acting solely on behalf of its series American Beacon SGA Global Growth Fund (“Target Fund”). Virtus Investment Advisers, Inc. (“Buyer”), a Massachusetts corporation, joins this Agreement solely for purposes of paragraphs 9.2, 14, and 16.1 to 16.6. American Beacon Advisors, Inc., a Delaware corporation (“American Beacon Advisors”), joins this Agreement solely for purposes of paragraphs 8.9, 9.2, 14, and 16.1 to 16.5.

WHEREAS, the Acquiring Fund is a series of Virtus Equity Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Target Fund is a series of American Beacon Funds, an open-end management investment company registered pursuant to the 1940 Act;

WHEREAS, the Acquiring Fund is newly organized to hold the assets of the Target Fund;

WHEREAS, the Acquiring Fund has had only nominal assets, if any, and has carried on no business activities prior to the date first shown above and will have had only nominal assets, if any, and will have carried on no business activities prior to the consummation of this transaction described herein;

WHEREAS, Schedule A attached hereto shows the Acquiring Fund and its classes of shares of beneficial interest (no par value) (“Acquiring Fund Shares”) and the Target Fund with its classes of shares of beneficial interest (no par value) (“Target Fund Shares”);

WHEREAS, throughout this Agreement, the term “Acquiring Fund Shares” should be read to include the class of shares of Acquiring Fund and the reference to Acquiring Fund Shares in connection with the Target Fund should be read to include the class of the Acquiring Fund that corresponds to the relevant class of the Target Fund as identified on Schedule A;

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

A-1

WHEREAS, the reorganization will involve Target Fund changing its identity, form, and place of organization -- by converting from a series of American Beacon Funds to a series of Virtus Equity Trust -- by (1) transferring all its assets to the Acquiring Fund (which is being established solely for the purpose of acquiring those assets and continuing Target Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and Acquiring Fund’s assumption of all of Target Fund’s Liabilities (defined below), (2) distributing those shares pro rata to Target Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) terminating Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein collectively as the “Reorganization”).

WHEREAS, the Target Fund currently owns securities and other investments that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of Virtus Equity Trust, including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”), has determined, with respect to the Acquiring Fund, that the acquisition of all of the property and assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of a Reorganization;

WHEREAS, the Board of Trustees of American Beacon Funds, including a majority of its members who are Independent Trustees, has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer, and delivery of all of the property and assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of a Reorganization; and

WHEREAS, in this Agreement, any references to the Acquiring Fund or Target Fund taking action shall mean and include all necessary actions of Virtus Equity Trust or the American Beacon Funds, as applicable, on behalf of the Acquiring Fund or Target Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF TARGET FUND LIABILITIES BY THE ACQUIRING FUND AND TERMINATION OF THE TARGET FUND

1.1.       Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, American Beacon Funds, solely on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of the Target Fund’s Assets, as defined and set forth in paragraph 1.2, to the Acquiring Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number, determined in accordance with paragraph 2.1, of full and fractional Acquiring Fund Shares of each class equal to the number of full and fractional shares of the corresponding class of Target Fund Shares as of the time and date set forth in paragraph 3.1, and (b) to assume all Liabilities (as defined below) of the Target Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. All Acquiring Fund Shares delivered to the Target Fund in connection with the Reorganization will have any sales charge waived and any holding period for a class of Target Fund Shares will be carried over to the class of Acquiring Fund Shares for purposes of calculating any applicable contingent deferred sales charge on the redemption of that class of Acquiring Fund Shares.

A-2

1.2.       The property and assets of American Beacon Funds solely attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to, and acquired by the Virtus Equity Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Target Fund including, without limitation, all rights, receivables (including dividend, interest, and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges, and powers, that the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). Virtus Equity Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Target Fund except for (a) obligations of the Target Fund arising under this Agreement and (b) all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by Buyer pursuant to paragraph 9.2 (collectively, “Liabilities”). The Target Fund will sell, assign, convey, transfer and deliver to Virtus Equity Trust, on behalf of the Acquiring Fund, any rights, payments, stock dividends, or other securities received by the Target Fund after the Closing Date as payments, stock dividends or other distributions on or with respect to the Assets transferred, which rights, payments, stock dividends, and other securities shall be deemed included in the property and assets transferred to Virtus Equity Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets of the Target Fund acquired by Virtus Equity Trust on behalf of the Acquiring Fund.

1.3.       The Target Fund will use its best efforts to discharge all of its known Liabilities that are or will become due prior to the Closing Date.

1.4.       Immediately following the actions contemplated by paragraph 1.1, American Beacon Funds shall take such actions as may be necessary or appropriate to complete the termination of the Target Fund. To complete the termination of the Target Fund, American Beacon Funds, on behalf of the Target Fund, shall (a) on the Closing Date, distribute to the shareholders of record of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis within the share class, the class of Acquiring Fund Shares received by American Beacon Funds, solely on behalf of the Target Fund, pursuant to paragraph 1.1, (b) on the Closing Date, cancel the Target Fund Shares and (c) terminate the Target Fund as a series of American Beacon Funds, in accordance with Massachusetts law. Such distribution and cancellation shall be accomplished, with respect to the Target Fund Shares, by the transfer on the Closing Date of the class of Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Target Fund Shareholders shall be equal, on a class by class basis, to the aggregate net asset value of the Target Fund Shares owned by Target Fund Shareholders on the Closing Date. All issued and outstanding Target Fund Shares will be cancelled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

A-3

1.5.       Ownership of Acquiring Fund Shares will be shown on the books of the transfer agent of the Acquiring Fund for the credit of the respective accounts of the Target Fund Shareholders as shown in Schedule A.

1.6.       Any reporting responsibility of the Target Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of American Beacon Funds, solely on behalf of the Target Fund.

2.	VALUATION

2.1.       The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the applicable Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board of Trustees of American Beacon Funds that conform in valuation methodology in all material respects to those used by the Board of Trustees of Virtus Equity Trust. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Target Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of American Beacon Funds that conform in valuation methodology in all material respects to those used by Virtus Equity Trust. In the case of differences in valuation, the parties shall discuss in good faith to resolve prior to the Closing Date.

3.	CLOSING AND CLOSING DATE

3.1.       Subject to the terms and conditions set forth herein, the Closing Date shall be _____________, 2019, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Target Fund’s net asset value is calculated in accordance with paragraph 2.1. The Closing shall be held at the offices of Virtus Investment Advisers Inc. located at One Financial Plaza, Hartford, CT 06103 or at such other time and/or place as the parties may agree.

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3.2.       American Beacon Funds shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Acquiring Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to the account of Virtus Equity Trust with respect to the Acquiring Fund, the Assets of the Target Fund as of the Closing Date by book entry or physical certificate, in accordance with the customary practices of the Custodian and of the securities depository, in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds or by book entry as directed by the Custodian on the Closing Date.

3.3.       American Beacon Funds shall direct DST Asset Manager Solutions, Inc., in its capacity as the transfer agent for the Target Fund (the “Transfer Agent”), to deliver to Virtus Equity Trust at the Closing a certificate of an authorized officer stating that its delivered files containing the name and address of each Target Fund Shareholder and the number and percentage ownership of the outstanding class of Target Fund Shares owned by such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of American Beacon Funds, on behalf of the Target Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, the Target Fund and Acquiring Fund shall deliver to the Target Fund or Acquiring Fund, as applicable, such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the Target Fund or Acquiring Fund, as applicable, or its counsel may reasonably request.

3.4.       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either an appropriate officer of American Beacon Funds or an appropriate officer of Virtus Equity Trust, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored, or such later dates as may be mutually agreed in writing by an authorized officer of the party.

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4.	REPRESENTATIONS AND WARRANTIES

4.1.       American Beacon Funds, on behalf of the Target Fund, represents and warrants, to Virtus Equity Trust, on behalf of the Acquiring Fund, as follows:

(a)       The Target Fund is duly established as a series of American Beacon Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust, as amended or supplemented (the “Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. American Beacon Funds has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b)       American Beacon Funds is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect and the Target Fund is in compliance in all material respects with the 1940 Act and 1933 Act and rules and regulations thereunder.

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date.

(d)       The current prospectus and statement of additional information of the Target Fund (true and correct copies of which have been delivered to the Acquiring Fund) and the prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact relating to the Target Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)       On the Closing Date, American Beacon Funds, solely on behalf of the Target Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer, and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, Virtus Equity Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f)       The Target Fund is not engaged currently, and the execution, delivery, and performance of this Agreement by American Beacon Funds, solely on behalf of the Target Fund, will not result, in a material violation of Massachusetts law or of the Declaration or the bylaws of American Beacon Funds, as amended (“Bylaws”), or of any agreement, indenture, instrument, contract, lease or other undertaking to which American Beacon Funds, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by American Beacon Funds, on behalf of the Target Fund, will not result in the acceleration of any material obligation other than those described in Schedule 4.1, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which American Beacon Funds, on behalf of the Target Fund, is a party or by which it is bound.

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(g)       All material contracts or other commitments of the Target Fund (other than this Agreement and contracts or other commitments entered into in order to effect the transactions contemplated by this Agreement, certain investment contracts, including options, futures, swaps and forward contracts and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date. The contracts listed in Schedule 4.1 are valid, binding and enforceable obligations of the Target Fund and, to the Target Fund’s knowledge, of the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Acquiring Fund of such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h)       No litigation or administrative proceeding or investigation before any court or governmental body is pending or, to American Beacon Funds’ knowledge, threatened against the American Beacon Funds, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. American Beacon Funds, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or American Beacon Funds’ ability to consummate the transactions herein contemplated on behalf of the Target Fund.

(i)       The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund for the most recently completed fiscal year of the Target Fund prior to the date of this Agreement have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to Virtus Equity Trust) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The unaudited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund as at the last day of and for the most recently completed fiscal half year of the Target Fund following the date of the audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been, or will be, furnished to the Acquiring Fund) present or will present fairly, in all material respects, the financial condition of the Target Fund, and all known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

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(j)       Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by Target Fund Shareholders shall not constitute a material adverse change.

(k)       On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of American Beacon Funds’ knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)       The Target Fund is a separate series of American Beacon Funds, and is treated as a corporation separate from any and all other series of American Beacon Funds under Section 851(g) of the Code. For each taxable year of its operation ending on or prior to the Closing Date, the Target Fund has met or will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code and, on or before the Closing Date, will have declared and paid dividends sufficient to distribute substantially all of (a) the sum of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code, computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code), and (b) any other amounts as necessary in the case for all taxable years ending on or before the Closing Date, as dividends qualifying for the dividends-paid deduction under Section 562 of the Code, such that the Target Fund will have no tax liability under Section 852 or Section 4982 of the Code for any taxable year ending on or before the Closing Date.

(m)       All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by American Beacon Funds, have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares, other than (i) rights of reinvestment of dividends and capital gains distributions of the Target Fund and (ii) rights of exchange of shares of other American Beacon Funds mutual fund shares into shares of the Target Fund.

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(n)       The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the American Beacon Funds Board, on behalf of the Target Fund, and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of American Beacon Funds, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)       Except as otherwise disclosed to the Acquiring Fund, the Target Fund’s representations as set forth in subparagraph (d), above, will remain true on the effective date of the Registration Statement (as defined in paragraph 5.6) and through the date of the meeting of the Target Fund Shareholders contemplated therein and on the Closing Date. The information to be furnished by American Beacon Funds for use in the Registration Statement, the proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and other laws and regulations. .

(p)       The Target Fund is not a party to any material contract not disclosed in writing to the Acquiring Fund.

4.2.       Virtus Equity Trust, on behalf of the Acquiring Fund, represents and warrants to American Beacon Funds, on behalf of the Target Fund as follows:

(a)       The Acquiring Fund is duly established as a series of Virtus Equity Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust, as amended and supplemented (the “Virtus Equity Trust Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. Virtus Equity Trust is duly qualified to do business as a foreign corporation (or other entity, as prescribed by applicable law) in the jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of Virtus Equity Trust. Virtus Equity Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b)       Virtus Equity Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares to be issued in connection with the Reorganization under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

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(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date.

(d)       As of the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund collectively, as amended or supplemented from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)       The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by Virtus Equity Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Delaware law or Virtus Equity Trust Declaration or the bylaws of Virtus Equity Trust, as amended (“Virtus Equity Trust Bylaws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which Virtus Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by Virtus Equity Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which Virtus Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)       No litigation or administrative proceeding or investigation before any court or governmental body is pending or, to Virtus Equity Trust’s knowledge, threatened against Virtus Equity Trust or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. Virtus Equity Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Virtus Equity Trust’s business or Virtus Equity Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g)       The Acquiring Fund’s current prospectus and statement of additional information (true and correct copies of which have been delivered to the Target Fund) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

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(h)       The Acquiring Fund was established in order to effect the transactions described in this Agreement and, immediately following the Reorganization, will be treated as a corporation separate from the other series of the Virtus Equity Trust under Section 851(g) of the Code. The Acquiring Fund has not previously filed a federal income tax return. However, the Acquiring Fund will timely file a federal income tax return as a “regulated investment company” for the taxable year that includes the Closing Date and will take all steps necessary to ensure that it qualifies for treatment as a “regulated investment company” under Sections 851 and 852 of the Code for that taxable year. The Acquiring Fund will have no current or accumulated earnings and profits as of the Closing Date. To the knowledge of Virtus Equity Trust, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

(i)       All Acquiring Fund Shares will be, upon consummation of the Reorganization, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Virtus Equity Trust and will have been offered and sold in any state or territory (including, without limitation, the District of Columbia) in which they have been offered or sold, in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(j)       The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of Virtus Equity Trust Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of Virtus Equity Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)       The Proxy Statement to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of Target Fund Shareholders and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by American Beacon Funds, for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

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(l)       The Acquiring Fund currently has no assets other than de minimis assets received in connection with the issuance of one share of the Acquiring Fund to facilitate its organization, has carried on no business activities prior to the date hereof other than as necessary to facilitate its organization as a new series of Virtus Equity Trust prior to its commencement of operations, and will have carried on no other business activities prior to the consummation of the transactions described herein. Any assets held by the Acquiring Fund in connection with the facilitation of the organization of the Acquiring Fund have always been held by the Acquiring Fund in a non-interest bearing account.

(m)       The minute books and other similar records of Virtus Equity Trust as made available to the Target Fund prior to the execution of this Agreement contain a true and complete record in all material respects of all actions taken at all meetings and by all written consents in lieu of meetings of the shareholders of Virtus Equity Trust and of the Acquiring Fund, and Virtus Equity Trust Board and committees of Virtus Equity Trust Board.

(n)       Virtus Equity Trust and the Acquiring Fund have maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder and such books and records are true and correct in all material respects.

(o)       Virtus Equity Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

5.	COVENANTS

American Beacon Funds, solely on behalf of the Target Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, hereby further covenant as follows:

5.1.       The Target Fund and the Acquiring Fund will each operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Target Fund Shares and the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable, and with respect to the Acquiring Fund, it shall be limited to such actions that are customary to the organization of a new series prior to its commencement of operations.

5.2.       American Beacon Funds will call and hold a meeting of the Target Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. As soon as reasonably practicable after the Closing, American Beacon Funds shall (a) distribute to the Target Fund Shareholders, on a pro rata basis within the share class, the class of Acquiring Fund Shares received by American Beacon Funds, on behalf of the Target Fund, pursuant to paragraph 1.1 in cancellation of Target Fund Shares in accordance with Massachusetts law and (b) terminate the Target Fund as a series of American Beacon Funds as described in paragraph 1.4. In the event that the Target Fund receives insufficient votes from shareholders, the meeting may be adjourned or postponed as permitted under American Beacon Funds’ Declaration, Bylaws, applicable law and the Proxy Statement in order to permit further solicitation of proxies.

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5.3.       The Acquiring Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.       American Beacon Funds, on behalf of the Target Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.5.       Subject to the provisions of this Agreement, American Beacon Funds, solely on behalf of the Target Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.       Virtus Equity Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). American Beacon Funds, solely on behalf of the Target Fund, will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably requested by Virtus Equity Trust for the preparation of the Registration Statement.

5.7.       American Beacon Funds, solely on behalf of the Target Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable. American Beacon Funds and Virtus Equity Trust shall use commercially reasonable efforts to make its officers available upon reasonable notice at reasonable times to provide explanation of any documents or information provided under this Agreement to the extent such officer is familiar with such documents or information.

5.8.       American Beacon Funds, solely on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Virtus Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm Virtus Equity Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.9.       Virtus Equity Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain such approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

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5.10.       It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund shall qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.11.       At or before the Closing, the Acquiring Fund shall redeem all shares of the Acquiring Fund issued prior to the Closing for the price at which those shares were issued, such that the shareholders and assets of the Acquiring Fund immediately after the Closing will be the same as the shareholders and assets of the Target Fund immediately before the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF AMERICAN BEACON FUNDS, ON BEHALF OF THE TARGET FUND

The obligations of American Beacon Funds, solely on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at American Beacon Funds’ election, to the following conditions:

6.1.       All representations and warranties of Virtus Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.       Virtus Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Virtus Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.       Virtus Equity Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as American Beacon Funds may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Virtus Equity Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4.       Virtus Equity Trust, on behalf of the Acquiring Fund, shall have delivered to American Beacon Funds, on behalf of the Target Fund, a certificate executed in the name of Virtus Equity Trust, on behalf of the Acquiring Fund, by Virtus Equity Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Target Fund shall reasonably request.

6.5.       American Beacon Funds, on behalf of the Target Fund, shall have received from the transfer agent of the Acquiring Fund a certificate stating that it has received from Virtus Equity Trust the number of full and fractional Acquiring Fund Shares of the class equal in value to the value of the class of the Target Fund as of the time and date set forth in paragraph 3.1.

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7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF VIRTUS EQUITY TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of Virtus Equity Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at Virtus Equity Trust’s election, to the following conditions:

7.1.       All representations and warranties of American Beacon Funds, solely on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.       American Beacon Funds, solely on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by American Beacon Funds, solely on behalf of the Target Fund, on or before the Closing Date.

7.3.       American Beacon Funds, solely on behalf of the Target Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of American Beacon Funds solely on behalf of the Target Fund. American Beacon Funds, solely on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement.

7.4.       American Beacon Funds, solely on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of American Beacon Funds, solely on behalf of the Target Fund, by American Beacon Funds’ President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

The respective obligations of Virtus Equity Trust, the Acquiring Fund, American Beacon Funds and the Target Fund are subject to the further conditions that on or before the Closing Date:

8.1.       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund, in accordance with the provisions of the 1940 Act and the Declaration, the Bylaws, and Massachusetts law, as applicable, and certified copies of the report of the inspector of elections evidencing such approval, if any such approval is required, shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, American Beacon Funds may not waive the condition set forth in this paragraph 8.1.

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8.2.       The Agreement, the transactions contemplated herein and the filing of the Proxy Statement shall have been approved by Virtus Equity Trust Board and the Agreement, the transactions contemplated herein and the filing of the Proxy Statement shall have been approved by the American Beacon Funds Board, and the party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or an equivalent officer.

8.3.       On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and, to the knowledge of the parties hereto, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by American Beacon Funds, solely on behalf of the Target Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Target Fund.

8.5.       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.       No litigation or administrative proceeding or investigation before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the transactions herein contemplated.

8.7.       With respect to the Reorganization, American Beacon Funds, solely on behalf of the applicable Target Fund, and Virtus Equity Trust, on behalf of the Acquiring Fund, shall have received a favorable opinion of Sullivan & Worcester LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, generally for U.S. federal income tax purposes:

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(a)       The acquisition by the Acquiring Fund of all of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to the Target Fund Shareholders of Acquiring Fund Shares in complete termination of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquiring Fund and the Target Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)       That no gain or loss will be recognized by the Target Fund on the transfer of the Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquiring Fund Shares to the Target Fund Shareholders;

(c)       The tax basis in the hands of the Acquiring Fund of the Assets will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer thereof;

(d)       The holding period of the Assets in the hands of the Acquiring Fund will include in the instance the period during which such Assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset);

(e)       No gain or loss will be recognized by the Acquiring Fund upon its receipt of the Assets solely in exchange for Acquiring Fund shares and the assumption of the Liabilities;

(f)       No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares for Acquiring Fund Shares as part of the Reorganization;

(g)       The aggregate tax basis of the Acquiring Fund Shares that the Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor; and

(h)       The Target Fund Shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the period for which such Target Fund Shareholder held the Target Fund Shares exchanged therefor, provided that the Target Fund Shareholder held such Target Fund Shares as capital assets on the date of the exchange.

(i)       For purposes of section 381, the Acquiring Fund will be treated just as the Target Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Target Fund’s taxable year, the Target Fund’s tax attributes enumerated in section 381(c) will be taken into account by the Acquiring Fund as if there had been no Reorganization, and the part of the Target Fund’s last taxable year that began before the Reorganization will be included in the Acquiring Fund’s first taxable year that ends after the Reorganization.

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The parties acknowledge that the opinion will be based on certain factual certifications made by American Beacon Funds and Virtus Equity Trust and will also be based on customary assumptions; the opinion is not a guarantee that the tax consequences of the Reorganization will be as described above; and there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.       With respect to the Target Fund, the Reorganization of the Target Fund into the Acquiring Fund and the material attributes of the Acquiring Fund, including, but not limited to, its investment management agreement, the investment subadvisory agreement, Rule 12b-1 plans, sales charges, share classes, distribution agreement, transfer agent agreement, custody agreement, and independent registered public accounting firm, shall, in all material respects, be substantially as described in the Proxy Statement.

8.9.       Prior to the Closing, American Beacon Advisors or an affiliate shall have arranged for insurance in favor of the American Beacon Funds Board for expenses, losses, claims, damages and liabilities that relate to periods prior to the Closing Date upon such terms as may be reasonably acceptable to the American Beacon Funds Board.

8.10.       At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for paragraphs 8.1 and 8.7) may be jointly waived by the American Beacon Funds Board, and Virtus Equity Trust Board, if, in the judgment of the American Beacon Funds Board, such waiver will not have a material adverse effect on the interests of the Target Fund Shareholders and if, in the judgment of Virtus Equity Trust Board, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

8.11.       All of the conditions to the closing of the transactions contemplated by the Purchase shall be satisfied or waived.

9.	BROKER FEES AND EXPENSES

9.1.       Virtus Equity Trust, on behalf of the Acquiring Fund, and American Beacon Funds, solely on behalf of the Target Fund, represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.       American Beacon Funds, the Target Fund, Virtus Equity Trust and the Acquiring Fund will not bear any costs arising in connection with the transactions contemplated by this Agreement. The costs arising in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be “costs and expenses” associated with or related to a Reorganization as set forth in Section 5.3 of the purchase agreement dated [ ] between Buyer and American Beacon Advisors, Inc. (“Purchase Agreement”) and the responsibility for payment of all such costs shall be borne by the Buyer as set forth in the Purchase Agreement. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the Target Fund’s or Acquiring Fund’s failure to qualify for treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code.

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10.	ENTIRE AGREEMENT; TERMINATION AND SURVIVAL OF WARRANTIES

10.1.       Virtus Equity Trust and American Beacon Funds agree that neither has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or Target Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.       Representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing shall survive the Closing.

11.	TERMINATION

11.1.       This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of either the American Beacon Funds Board or Virtus Equity Trust Board, at any time prior to the Closing Date, if circumstances should develop that, in the sole opinion of that Board, make proceeding with the Agreement inadvisable with respect to any Acquiring Fund or the Target Fund, respectively. In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a)       by the written consent of the parties;

(b)       by American Beacon Funds (i) following a material breach by Virtus Equity Trust of any of its representations, warranties or covenants contained in this Agreement, provided that Virtus Equity Trust shall have been given the lesser of a period of 10 business days from the date of the occurrence of such material breach or the period of time from the date of the occurrence of such material breach to 4:00P.M. Eastern time on the business day prior to the Closing Date, to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon Virtus Equity Trust or the Acquiring Fund; or

(c)       by Virtus Equity Trust (i) following a material breach by American Beacon Funds of any of its representations, warranties or covenants contained in this Agreement, provided that American Beacon Funds shall have been given the lessor of a period of 10 business days from the date of the occurrence of such material breach or the period of time from the date of the occurrence of such material breach to 4:00 P.M. Eastern time on the business day prior to the Closing Date, to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon American Beacon Funds or a Target Fund.

11.2.       If a party terminates this Agreement in accordance with this Section 11, other than a termination under Section 11.1(b) or (c) in connection with a willful default, there shall be no liability for damages on the part of any party, or the trustees, directors or officers of such party. In the event of a termination under Section 11.1(b) or (c) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

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11.3.       At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for Section 8) may be waived by either American Beacon Funds or Virtus Equity Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

12.	AMENDMENTS

12.1.       This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of American Beacon Funds and Virtus Equity Trust; provided, however, that following the meeting of the Target Fund Shareholders called by American Beacon Funds pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the class of Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.	NOTICES

13.1.       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to:

To the Acquiring Funds:

Virtus Equity Trust

101 Munson Street

Greenfield, MA 01301

Attention: Counsel

To the Target Funds:

American Beacon Funds

200 East Las Colinas Blvd.

Suite 1200

Irving, TX 75039

Attention: President

with a copy to General Counsel at the same address.

Facsimile: 817-391-6131

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14.	PUBLICITY/CONFIDENTIALITY

14.1.       Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all commercially reasonable efforts to advise the other party prior to such issuance.

14.2.       Confidentiality. (a) American Beacon Funds, the Target Fund, Virtus Equity Trust, the Acquiring Fund, American Beacon Advisors, and Buyer (for purposes of this paragraph 14.2, the “Protected Persons”) will hold, and will cause their officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, judicial, or administrative order, subpoena, discovery request, regulatory request, regulatory examination, or similar method (ii) where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement, or as otherwise disclosed in connection with this Agreement; (iii) if required by court order or decree or applicable law; (iv) if it is publicly available through no act or failure to act of such party; (v) it if was already known to such party on a non-confidential basis on the date of receipt; (vi) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)       In the event of a termination of this Agreement, American Beacon Funds, the Target Fund, Virtus Equity Trust, the Acquiring Fund, American Beacon Advisors, and Buyer agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; (v) to governmental or regulatory bodies, judicial, or administrative order, subpoena, discovery request, regulatory request, regulatory examination, or similar method or (v) if it is otherwise contemplated by this Agreement..

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15.	CONSUMMATION OF THE REORGANIZATION

15.1.       The Reorganization is contingent upon the requisite shareholder approval with respect to Reorganization and other transactions as provided for in Section 5.8 of the Purchase Agreement unless otherwise waived by an appropriate party.

16.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

16.1.       The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.       This Agreement may be executed in any number of counterparts, any of which shall be deemed an original.

16.3.       This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4.       This Agreement shall inure to the benefit of and be binding upon the parties hereto and their respective successors and assigns, as well as transferees of a majority of a party’s assets, whether by dividend or otherwise, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5.       Consistent with its Declaration and notwithstanding anything to the contrary contained in this Agreement or any confirmation or other document issued or delivered in connection with any Transaction, the obligations of American Beacon Funds, including any amounts owed or liabilities incurred, with respect to the Target Fund, entered into in the name or on behalf of American Beacon Funds by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of American Beacon Funds, personally, but bind only the assets of American Beacon Funds belonging to the Target Fund and not from any other assets of the American Beacon Funds, and all persons dealing with any series or funds of American Beacon Funds must look solely to the assets of Target Fund. All references to American Beacon Funds shall be understood as references to the Trust acting solely on behalf of the Target Fund. A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of the Commonwealth of Massachusetts, and notice is hereby given that neither this Agreement nor any other Contract is binding upon any of the trustees, officers, or shareholders of the Trust individually.

16.6.       Consistent with Virtus Equity Trust Declaration, the obligations of Virtus Equity Trust with respect to the Acquiring Fund, entered into in the name or on behalf of Virtus Equity Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Virtus Equity Trust, personally, but bind only the assets of Virtus Equity Trust belonging to the Acquiring Fund, and all persons dealing with any series or funds of Virtus Equity Trust must look solely to the assets of Virtus Equity Trust belonging to such series or fund for the enforcement of any claims against Virtus Equity Trust.

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IN WITNESS WHEREOF, each party hereto has caused this Agreement to be executed by its duly authorized officer.

VIRTUS EQUITY TRUST,

on behalf of Virtus SGA Global Growth Fund

By:

AMERICAN BEACON FUNDS,

solely on behalf of American Beacon SGA Global Growth Fund

By:

Solely for purposes of paragraphs 9.2, 14, and 16.1 to 16.6 of the Agreement:

VIRTUS INVESTMENT ADVISERS, INC.

By:

Solely for purposes of paragraphs 8.9, 9.2, 14, and 16.1 to 16.5 of the Agreement:

AMERICAN BEACON ADVISORS, INC.

By:

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SCHEDULE A

Target Fund American Beacon SGA Global Growth Fund	Acquiring Fund Virtus SGA Global Growth Fund
A Class	Class A
C Class	Class C
Institutional Class	Class R6
Y Class	Class R6
Investor Class	Class I

of Reorganization

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SCHEDULE 4.1

to

Agreement and Plan of Reorganization

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SCHEDULE 8.10

Virtus Fund	Class A	Class C	Class I	Class R6

Virtus SGA Global Growth Fund

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STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets and Assumption of Liabilities of

AMERICAN BEACON SGA GLOBAL GROWTH FUND

a series of

AMERICAN BEACON FUNDS

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(800) 658-5811

By and In Exchange For Shares of

VIRTUS SGA GLOBAL GROWTH FUND

a series of

VIRTUS EQUITY TRUST
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

This Statement of Additional Information (“SAI”), dated February __, 2019, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated February __, 2019 relating to the proposed (1) acquisition of all of the property and assets of American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds (the “Selling Trust”), by Virtus SGA Global Growth Fund (“Virtus SGA Fund”), a newly-organized series of Virtus Equity Trust (the “Acquiring Trust”), in exchange solely for Class A, Class C, Class I and Class R6 shares of beneficial interest, no par value, of Virtus SGA Fund (to be issued to holders of shares of AB SGA Fund) and Virtus SGA Fund’s assumption of all of the liabilities of AB SGA Fund, and (2) termination of AB SGA Fund subsequent to the distribution of shares of Virtus SGA Fund to shareholders of AB SGA Fund in complete liquidation of AB SGA Fund. This SAI consists of the following described documents, each of which is incorporated by reference herein:

1.	Prospectus of the Selling Trust relating to AB SGA Fund dated May 31, 2018, as supplemented through the date of this SAI (SEC File Nos. 033-11387 and 811-04984; SEC Accession No. 0001133228-18-003248).

2.	SAI of the Selling Trust relating to AB SGA Fund dated May 31, 2018, as supplemented through the date of this SAI (SEC File Nos. 033-11387 and 811-04984; SEC Accession No. 0001133228-18-003248).

3.	SAI of the Acquiring Trust relating to Virtus SGA Fund dated January 28, 2019, as supplemented through the date of this SAI (SEC File Nos. 002-16590 and 811-00945; SEC Accession No. 0001144204-19-002901).

4.	Annual Report of the Selling Trust relating to AB SGA Fund for the fiscal year ended January 31, 2018 (SEC File No. 811-04984; SEC Accession No. 0001193125-18-155731).

5.	Semi-Annual Report of the Selling Trust relating to AB SGA Fund for the six months ended July 31, 2018 (Unaudited) (SEC File No. 811-04984; SEC Accession No. 0001193125-18-294789).

A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Selling Trust or the Acquiring Trust at the telephone numbers or addresses set forth above.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 002-16590) to the Registrant’s Registration Statement on Form N-1A filed via EDGAR on October 30, 2000.

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1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of the Registrant, dated August 20, 2015, filed via EDGAR with Post-Effective Amendment No. 106 (File No. 002-16590) on July 20, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR with Post-Effective Amendment No. 110 (File No. 002-16590) on April 10, 2017 (“Post-Effective Amendment No. 110”), and incorporated herein by reference.

1(e).	Fourth Amendment to the Agreement and Declaration of Trust of the Registrant, dated June 2, 2017, filed via EDGAR with Post-Effective Amendment No. 112 (File No. 002-16590) on July 26, 2017 (“Post-Effective Amendment No. 112”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 95 (File No. 002-16590) on July 27, 2012 (“Post-Effective Amendment No. 95”), and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, and incorporated herein by reference to Post-Effective Amendment No. 85.

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6(e).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(f).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 22, 2009, filed via EDGAR with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009 (“Post-Effective Amendment No. 91”), and incorporated herein by reference.

6(g).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(h).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR with Post-Effective Amendment No. 92 (File No. 002-16590) on July 28, 2010, and incorporated herein by reference.

6(i).	Eighth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 8, 2017, filed via EDGAR with Post-Effective Amendment No. 114 (File No. 002-16590) on December 21, 2017 (“Post-Effective Amendment No. 114”), and incorporated herein by reference.

6(j).	Ninth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective March 6, 2018, filed via EDGAR with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018 (“Post-Effective Amendment No. 117”), and incorporated herein by reference.

6(k).	Form of Tenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective December 1, 2018, filed via EDGAR (as Exhibit 6(k)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

6(l).	Form of Eleventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective [ ] [ ], 2019, filed via EDGAR (as Exhibit d.1.k) with Post-Effective Amendment No. 121 (File No. 002-16590) on January 25, 2019 (“Post-Effective Amendment No. 121”), and incorporated herein by reference.

6(m).	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(n).	First Amendment to Subadvisory Agreement between VIA and Kayne effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(o).	Second Amendment to Subadvisory Agreement between VIA and Kayne dated September 1, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

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6(p).	Third Amendment to Subadvisory Agreement between VIA and Kayne, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(q).	Fourth Amendment to Subadvisory Agreement between VIA and Kayne dated September 30, 2011, and incorporated herein by reference to Post-Effective Amendment No. 95.

6(r).	Subadvisory Agreement between VIA and Kayne dated February 22, 2012, and incorporated herein by reference to Post-Effective Amendment No. 95.

6(s).	Subadvisory Agreement between VIA and Kayne dated November 2, 2016, and incorporated herein by reference to Post-Effective Amendment No. 110.

6(t).	Subadvisory Agreement between VIA and Kayne dated March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

6(u).	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”) dated June 8, 2009, and incorporated herein by reference to Post-Effective Amendment No. 91.

6(v).	First Amendment to Subadvisory Agreement between VIA and Newfleet dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(w).	Subadvisory Agreement between VIA and Rampart Investment Management Company, LLC (“Rampart”) dated December 8, 2014, filed via EDGAR with Post-Effective Amendment No. 104 (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

6(x).	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) dated November 2, 2016, and incorporated herein by reference.

6(y).	Form of Subadvisory Agreement between VIA and Sustainable Growth Advisers, LP (“SGA”) dated [______] [__], 2019, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 121 (File No. 002-16590) on January 25, 2019 (“Post-Effective Amendment No. 121”) and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective March 2017, filed via EDGAR with Post-Effective Amendment No. 116 (File No. 002-16590) on January 25, 2018, and incorporated herein by reference.

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7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective January 29, 2019 filed via EDGAR (as Exhibit 7(c)) herewith.*

8.	Amended and Restated Deferred Compensation Program, effective February 9, 2017, filed via EDGAR with Post-Effective Amendment No. 31 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on April 10, 2017 (“Post-Effective Amendment No. 31”), and incorporated herein by reference.

9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014 (“Pre-Effective Amendment No. 31”), and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015 (“Post-Effective Amendment No. 16”), and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016 (“Post-Effective Amendment No. 24”), and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, Registrant and Virtus Opportunities Trust (“VOT”) (collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

9(e).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014 (“Post-Effective Amendment No. 4”), and incorporated herein by reference.

9(f).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014 (“Post-Effective Amendment No. 4”), and incorporated herein by reference.

9(g).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, and incorporated herein by reference to Post-Effective Amendment No. 16.

9(h).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, and incorporated herein by reference to Post-Effective Amendment No. 24.

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9(i).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) on December 12, 2018 to Form N-14 (File No. 333-228766) and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008 (“Post-Effective Amendment No. 88”) and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(e)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(f).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(g).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, and incorporated herein by reference to Post-Effective Amendment No. 88.

10(h).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(i).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

10(j).	Amendment No.4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(j)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(k).	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 110.

10(l).	Amendment No. 1 to Class T Share Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

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10(m).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 15, 2018, filed via EDGAR with Post-Effective Amendment No. 119 (File No. 002-16590) on November 16, 2018 (“Post-Effective Amendment No. 119”), and incorporated herein by reference.

11.	Opinion and consent of Kevin J. Carr, Esq. filed herewith.

12.	Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAT, VRT, and Virtus Fund Services dated September 20, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (VIT) Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, and incorporated herein by reference to Post-Effective Amendment No. 4.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, and incorporated herein by reference to Post-Effective Amendment No. 4.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017 (“Post-Effective Amendment No. 92”), and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of November 12, 2014, filed via EDGAR with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015 (“Post-Effective Amendment No. 80”), and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of May 28, 2015, filed via EDGAR with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016 (“Post-Effective Amendment No. 35”), and incorporated herein by reference.

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13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 112.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated December 21, 2018, and incorporated herein by reference to Post-Effective Amendment No. 121.

13(o).	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(p).	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011 (“Post-Effective Amendment No. 44”), and incorporated herein by reference.

13(q).	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, and incorporated herein by reference to Post-Effective Amendment No. 44.

13(r).	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, and incorporated herein by reference to Post-Effective Amendment No. 44.

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13(s).	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012 (“Post-Effective Amendment No. 51”), and incorporated herein by reference.

13(t).	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, and incorporated herein by reference to Post-Effective Amendment No. 51.

13(u).	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013 (“Post-Effective Amendment No. 61”), and incorporated herein by reference.

13(v).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, and incorporated herein by reference to Post-Effective Amendment No. 61.

13(w).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013 (“Post-Effective Amendment No. 64”), and incorporated herein by reference.

13(x).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014 (“Post-Effective Amendment No. 70”), and incorporated herein by reference.

13(y).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR with Post-Effective Amendment No. 75 to VOT’s Registration Statement (File No. 033-65137) on November 13, 2014, and incorporated herein by reference.

13(z).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, and incorporated herein by reference to Post-Effective Amendment No. 80.

13(aa).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

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13(bb).	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, and incorporated herein by reference to Post-Effective Amendment No. 35.

13(cc).	Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, and incorporated herein by reference to Post-Effective Amendment No. 92.

13(dd).	Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR with Post-Effective Amendment No. 28 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(ee).	Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, and incorporated herein by reference to Post-Effective Amendment No. 117.

13(ff).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(gg).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 (“Post-Effective Amendment No. 52”), and incorporated herein by reference.

13(hh).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, and incorporated herein by reference to Post-Effective Amendment No. 52.

13(ii).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, and incorporated herein by reference to Post-Effective Amendment No. 52.

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13(jj).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 (“Post-Effective Amendment No. 56”), and incorporated herein by reference.

13(kk).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, and incorporated herein by reference to Post-Effective Amendment No. 56.

13(ll).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, and incorporated herein by reference to Post-Effective Amendment No. 64.

13(mm).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, and incorporated herein by reference to Post-Effective Amendment No. 70.

13(nn).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, dated February 24, 2014, and incorporated herein by reference to Post-Effective Amendment No. 3.

13(oo).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, and incorporated herein by reference to Post-Effective Amendment No. 35.

13(pp).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, and incorporated herein by reference to Post-Effective Amendment No. 31.

13(qq).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, and incorporated herein by reference to Post-Effective Amendment No. 112.

13(rr).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, and incorporated herein by reference to Post-Effective Amendment No. 114.

13(ss).	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon, dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

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13(tt).	Eighteenth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective March 29, 2018, and incorporated herein by reference to Post-Effective Amendment No. 119.

13(uu).	Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors effective as of June 30, 2011, and incorporated herein by reference to Post-Effective Amendment No. 95.

14.	Consent of PricewaterhouseCoopers LLP with respect to American Beacon SGA Global Growth Fund (“AB SGA Fund”), a series of American Beacon Funds, filed herewith.*

15.	Not applicable.

16.	Power of Attorney for Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien, Sidney E. Harris, Hassell H. McClellan, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates and Richard E. Segerson, filed via EDGAR with the Registration Statement (File No. 333-228583) on Form N-14 on November 28, 2018.

17.	Form of Proxy Card for AB SGA Fund. Filed herewith.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

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SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 5th day of February, 2019.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Pre-Effective Amendment No. 2 to the Registration Statement in the capacities indicated on the 5th day of February, 2019.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ Thomas J. Brown	Trustee
Thomas J. Brown*

/s/ Donald C. Burke	Trustee
Donald C. Burke*

/s/ Roger A. Gelfenbien	Trustee
Roger A. Gelfenbien*

/s/ Sidney E. Harris	Trustee
Sidney E. Harris*

_________________	Trustee
John R. Mallin

/s/ Hassell H. McClellan	Trustee
Hassell H. McClellan*

/s/ Connie D. McDaniel	Trustee
Connie D. McDaniel*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

/s/ Geraldine M. McNamara	Trustee
Geraldine M. McNamara*

/s/ James M. Oates	Trustee
James M. Oates*

/s/ Richard E. Segerson	Trustee
Richard E. Segerson*

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

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EXHIBIT INDEX

Exhibit	Item

7(c)	Amended Annex A to Form of Sales Agreement

11	Opinion and consent of Kevin J. Carr, Esq.

14	Consent of PricewaterhouseCoopers LLP with respect to AB SGA Fund, a series of American Beacon Funds

17	Form of Proxy Card for AB SGA Fund

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